THE KANSAS MUNICIPAL FUND
-------------------------

DEAR SHAREHOLDERS:

Enclosed is the annual report of the operations for The Kansas Municipal Fund (the "Fund") for the year ended July 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Wall Street remains mired in gloom with equities in danger of delivering a third consecutive year of negative total returns for the first time since the Great Depression (excluding the WWII years). The stock market has tried to rally several times, but rallies have been cut short by corporate scandal, accounting irregularities, and a lack of consumer confidence in corporate America.

Most recent economic data shows the U.S. economy is recovering from a mild recession. Leading indicators of growth are in expansionary territory, labor market conditions are improving and housing activity remains strong. The uncertainty going forward is whether the weak stock market will undermine consumer confidence and delay an upturn in corporate spending. The dollar also adds a major element of potential instability. A declining currency can help U.S. corporate profits and thus economic growth, but financial markets could be volatile if expectations of continued dollar weakness cause foreign investors to stop buying U.S. assets.

The interest markets throughout this period have displayed signs of volatility. As fears of corporate and accounting irregularities weakened the equity markets, rates trended down as investors sought safety in U.S. Treasuries and as various leading economic indicators showed signs the economy was recovering, rates trended up in fears of Federal Reserve action.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. Portfolio quality for the year ended July 31, 2002 were represented as follows: AAA 44.5%, AA 14.6%, A 13.4%, BBB 8.3%, and NR 19.2%. High quality current income exempt from Federal and Kansas income tax remain the primary objectives of the Fund.


Sincerely,




Monte L. Avery                                Robert E. Walstad
Chief Portfolio Strategist                    President



TERMS & DEFINITIONS
--------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE & COMPOSITION
-------------------------

Portfolio Quality Ratings
-------------------------
(based on Total Long-Term Investments)
[pie chart]
AAA                    44.5%
AA                     14.6%
A                      13.4%
BBB                     8.3%
NR                     19.2%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


Portfolio Market Sectors
------------------------
(as a % of Net Assets)
[pie chart]
H-Housing             35.4%
HC-Health Care        30.0%
U-Utilities           14.5%
O-Other               10.0%
G-Government           5.3%
W/S-Water/Sewer        2.8%
I-Industrial           2.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.


                                  COMPARATIVE INDEX GRAPH
                                  -----------------------
[line graph]
Comparison of change in value of a $10,000 investment in The Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

                     Kansas Municipal             Kansas Municipal                Lehman Brothers
                  Fund w/o sales charge       Fund w/ max sales charge         Municipal Bond Index
                  ---------------------------------------------------------------------------------
11/15/90               $10,000                       $ 9,575                          $10,000
1991                   $10,524                       $10,077                          $10,724
1992                   $11,855                       $11,351                          $12,199
1993                   $13,050                       $12,495                          $13,276
1994                   $13,168                       $12,609                          $13,525
1995                   $13,988                       $13,394                          $14,591
1996                   $14,814                       $14,184                          $15,553
1997                   $15,933                       $15,256                          $17,150
1998                   $16,372                       $15,676                          $18,177
1999                   $16,936                       $16,216                          $18,700
2000                   $17,222                       $16,490                          $19,507
2001                   $18,622                       $17,831                          $21,475
2002                   $19,270                       $18,451                          $22,916

                                             Average Annual Total Returns

                                           For periods ending July 31, 2002
                                           --------------------------------
                                                                                         Since Inception
                                     1 year            5 year          10 year          (November 17, 1993)
-----------------------------------------------------------------------------------------------------------
Without sales charge                  3.48%             3.88%            4.98%                  5.76%
With sales charge (4.25%)            (0.92)%            2.98%            4.52%                  5.37%


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results.
In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


KEY STATISTICS
--------------
07-31-2001 NAV (share value)               $11.92
07-31-2002 NAV                             $11.78
Average Maturity                           19.8 years
Number of Issues                           68
Total Net Assets                           $98,991,686



MANAGEMENT OF THE FUNDS

   The Board of Ranson Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.
These are the "independent" Trustees. The remaining Trustee and executive officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Trustee          Since January     Retired; Attorney; Director,         9            Director, First
904 NW 27th                                   1996         Integrity Mutual Funds, Inc.                      Western Bank
Minot, ND 58703                                            (formerly known as ND Holdings,                   & Trust
81                                                         Inc.) (May 1988 to August 1994),
                                                           ND Insured Income Fund, Inc.
                                                           (December 1994 to August 1999),
                                                           ND Tax-Free Fund, Inc. (since
                                                           December 1994), Montana Tax-Free
                                                           Fund, Inc. (since December 1994),
                                                           South Dakota Tax-Free Fund, Inc.
                                                           (since December 1994), Integrity
                                                           Fund of Funds, Inc., and Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

Orlin W. Backes         Trustee         Since January      Attorney, McGee, Hankla, Backes      9            Director, First
15 2nd Ave., SW -                            1996          & Dobrovolny, P.C.; Director,                     Western Bank
Ste. 305                                                   ND Tax-Free Fund, Inc. (since                     & Trust
Minot, ND 58701                                            April 1995), ND Insured Income Fund,
67                                                         Inc. (March 1995 to August 1999),
                                                           Montana Tax-Free Fund, Inc. (since
                                                           April 1995), South Dakota Tax-Free
                                                           Fund, Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.
                                                           (since April 1995), Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

R. James Maxson         Trustee          Since January     Attorney, McGee, Hankla, Backes      9            None
15 2nd Ave., SW -                             1999         & Dobrovolny, P.C. (since April
Ste. 305                                                   2000); Attorney, Farhart, Lian
Minot, ND 58701                                            and Maxson, P.C. (March 1976 to
54                                                         March 2000); ND Tax-Free Fund,
                                                           Inc. (since January 1999), Montana
                                                           Tax-Free Fund, Inc. (since January
                                                           1999), South Dakota Tax-Free Fund,
                                                           Inc. (since January 1999),
                                                           Integrity Fund of Funds, Inc.
                                                           (since January 1999), Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since January 1999).

-----------------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.



The Interested Trustee and executive officers of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist        Vice President    Since January    Attorney; Director and Vice          5            Director, ARM
1 North Main            and Secretary          1996        President, Integrity Mutual Funds,                Securities
Minot, ND 58703                                            Inc. (formerly known as ND Holdings,              Corporation
68                                                         Inc.); Director, Vice President
                                                           and Secretary, ND Money
                                                           Management, Inc., ND Capital,
                                                           Inc., ND Resources, Inc., ND
                                                           Tax-Free Fund, Inc., ND Insured
                                                           Income Fund, Inc. (November 1990
                                                           to August 1999), Montana Tax-Free
                                                           Fund, Inc., South Dakota Tax-Free
                                                           Fund, Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of Funds,
                                                           Inc. (since September 1998), The
                                                           Ranson Company, Inc. (January 1996
                                                           to February 1997), Ranson Capital
                                                           Corporation (since January 1996);
                                                           Director, ARM Securities Corporation
                                                           (since May 2000).

**Robert E. Walstad     Trustee,         Since January     Director and President (September    9            Director, ARM
1 North Main            Chairman,             1996         1987 to October 2001),                            Securities
Minot, ND 58703         President,                         Integrity Mutual Funds, Inc.                      Corporation;
57                      and Treasurer                      (formerly known as ND Holdings,                   Director, Magic
                                                           Inc.); Director, President and                    Internet
                                                           Treasurer, ND Money Management,                   Services,
                                                           Inc., ND Capital, Inc., ND                        Inc.; Director,
                                                           Resources, Inc., ND Tax-Free                      Capital Financial
                                                           Fund, Inc., ND Insured Income Fund,               Services, Inc.
                                                           Inc. (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc., South
                                                           Dakota Tax-Free Fund, Inc., Integrity
                                                           Fund of Funds, Inc., Integrity Small-
                                                           Cap Fund of Funds, Inc.; Trustee,
                                                           Chairman, President, and Treasurer,
                                                           Ranson Managed Portfolios; Director,
                                                           President, CEO, and Treasurer, The
                                                           Ranson Company, Inc. (January 1996
                                                           to February 1997), and Ranson
                                                           Capital Corporation; Director
                                                           (since October 1999), President
                                                           (October 1999 to October 2001),
                                                           Magic Internet Services, Inc.;
                                                           Director (since May 2000), President
                                                           (May 2000 to October 2001), ARM
                                                           Securities Corporation; Director,
                                                           CEO, Chairman, Capital Financial
                                                           Services, Inc. (since January 2002).
----------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Trustees and/or executive officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.



Schedule of Investments July 31, 2002
-------------------------------------

NAME OF ISSUER                                                  Rating
Percentages represent the market value of each                (Unaudited)  Coupon                    Principal       Market
investment category to total net assets                       Moody's/S&P   Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (97.0%)
*Burlington, KS (Gas & Elec.) Rev. Ref. MBIA................    Aaa/AAA     7.000%   06/01/31   $   4,915,000   $   5,106,685
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev. ......     NR/NR      6.400    07/01/10         375,000         403,279
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev. ......     NR/NR      6.500    07/01/14         750,000         803,947
*Douglas Cty., KS USD #497 (Lawrence) G.O. .................   Aa-3/NR      6.000    09/01/15       1,000,000       1,062,300
Ford Cty., KS Single Family Mrtge. Rev. Ref. ...............    A-1/NR      7.900    08/01/10         165,000         169,950
Garnett, KS (Garnett Hsg. Auth. Project) Rev. ..............     NR/NR      5.900    10/01/18         500,000         512,895
Hiawatha, KS (WalMart Stores) Indl. Rev. Ref. ..............     NR/AA      6.750    01/01/06         300,000         301,800
Hutchinson, KS Single Family Mrtge. Rev. Ref. ..............   Aa-3/NR      8.875    12/01/12         735,000         763,261
Johnson Cty., KS Internal Impvt. & Ref. ....................   Aa-1/NR      6.125    09/01/12       1,370,000       1,395,345
Johnson Cty., KS Single Family Mrtge. Rev. .................     Aa/NR      7.100    05/01/12         370,000         395,345
Kansas City, KS Mrtge. Rev. GNMA............................    Aaa/NR      5.900    11/01/27       1,145,000       1,195,369
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC............    Aaa/AAA     6.300    09/01/16         580,000         583,480
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC.............    Aaa/AAA     6.375    09/01/23       1,525,000       1,702,556
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC.............    Aaa/AAA     6.375    09/01/23       5,225,000       5,789,770
Kansas City/Leavenworth Cty./Lenexa, KS Mrtge. Rev. GNMA....     NR/AAA     7.850    11/01/10         165,000         165,825
KS Department of Transportation Highway Rev. ...............     Aa/AA+     6.000    09/01/12         700,000         717,850
KS Devl. Fin. Auth. (Water Pollution Ctl.) Rev. ............   Aa-1/AA+     5.250    05/01/11       2,000,000       2,195,340
KS Devl. Finance Auth. (Board of Regents) AMBAC.............    Aaa/AAA     5.875    06/01/21         750,000         795,202
*KS Devl. Finance Auth. (Dept. Admin.
7th & Harrison PJ) AMBAC....................................    Aaa/AAA     5.750    12/01/27       2,250,000       2,409,705
KS Devl. Finance Auth. (Indian Ridge Apts.) ................     NR/NR      6.000    01/01/28       1,080,000       1,077,948
KS Devl. Finance Auth. (Lewis Field Stadium) Rev. ..........     NR/NR      6.000    04/01/08         500,000         517,550
#KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA.......     Aa/NR      6.600    08/01/34       1,900,000       2,069,974
KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA........     Aa/NR      6.500    08/01/24         750,000         802,147
KS Devl. Finance Auth. (Oak Ridge Park Apt.) ...............     NR/NR      6.500    02/01/18       1,900,000       1,975,449
KS Devl. Finance Auth. (Oak Ridge Park Apt.) ...............     NR/NR      6.625    08/01/29       1,875,000       1,895,062
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev...     NR/AAA     6.000    12/01/21       1,975,000       2,120,854
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA..............    Aaa/AAA     6.400    01/01/24         580,000         608,826
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev. .....     Aa/AA      6.125    12/01/20       1,000,000       1,087,650
KS Devl. Finance Auth. (Stormont Vail)
Hlth. Care Rev. MBIA........................................    Aaa/AAA     5.800    11/15/21         430,000         457,795
KS Devl. Finance Auth. (Stormont Vail)
Hlth. Care Rev. MBIA........................................    Aaa/AAA     5.375    11/15/24       1,500,000       1,563,105
KS Devl. Finance Auth. (Stormont Vail)
Hlth. Care Rev. MBIA........................................    Aaa/AAA     5.800    11/15/16          95,000         104,523
KS Devl. Finance Auth. (Stormont Vail)
Hlth. Care Rev. MBIA........................................    Aaa/AAA     5.800    11/15/16         455,000         496,173
KS Devl. Finance Auth. (Water Fund) Rev. ...................   Aa-1/AA+     6.000    11/01/14         500,000         537,540
Lawrence, KS (Memorial Hospital) Rev. ......................  Baa-1/NR      6.000    07/01/09       2,000,000       2,124,260
Lawrence, KS (Memorial Hospital) Rev. ......................  Baa-1/NR      6.200    07/01/14       1,200,000       1,285,548
Lawrence, KS (Memorial Hospital) Rev. ......................  Baa-1/NR      6.200    07/01/19       1,475,000       1,561,818
Lawrence, KS (Memorial Hospital) Rev. ASGUA.................  Baa-1/AA      5.750    07/01/24       1,000,000       1,054,510
Lawrence, KS (unlimited tax) Refunding G.O. ................     Aa/NR      5.375    09/01/20         500,000         528,510
Lawrence, KS Multifamily Hsg. (Brandon Woods) Rev. Ref. ....     NR/A       6.625    04/01/12       2,000,000       2,081,340
#Lenexa, KS (Lakeview Village) Hlth. Care Facs. Rev. .......     NR/NR      6.250    05/15/26       7,750,000       7,601,045
*Lenexa, KS Multifamily Hsg. (Barrington Park) Rev. ASGUA...     NR/AA      6.450    02/01/18       2,500,000       2,644,075
Newton, KS (Newton) Hosp. Rev. .............................     NR/BBB-    5.700    11/15/18       1,000,000         951,980
Newton, KS (Newton) Hosp. Rev. ACA..........................     NR/A       5.750    11/15/24         500,000         518,020
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC......................    Aaa/AAA     6.000    05/01/19         900,000         994,689
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC......................    Aaa/AAA     5.875    09/01/16       2,000,000       2,023,020
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. ...................    Aaa/AAA     5.500    09/01/25         235,000         246,830
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC..............    Aaa/AAA     5.500    09/01/30         500,000         527,240
Olathe, KS Multifamily Hsg. (Bristol Pointe)
Rev. Ref. FNMA..............................................     NR/AAA     5.700    11/01/27       2,210,000       2,309,163
#Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref.....     NR/A-      5.950    07/01/22       5,060,000       5,265,942
Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref. ....     NR/A-      6.100    07/01/22         785,000         820,372
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC........    Aaa/AAA     6.600    11/01/07       1,000,000       1,169,130
Riley Cty., KS (Colbert Hills Golf Project) ................     NR/NR      5.550    05/01/23       1,890,000       1,921,355
Sedgwick Cty., KS (Catholic Care Center, Inc.)
Hlth. Care Rev. ............................................     NR/A       5.800    11/15/26       1,000,000       1,035,150
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA........    Aaa/AAA     5.625    06/01/26       1,435,000       1,536,024
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA........    Aaa/AAA     5.625    06/01/31       1,200,000       1,282,668
University of Kansas Hosp. Auth. AMBAC......................    Aaa/AAA     5.700    09/01/20         830,000         901,090
University of Kansas Hosp. Auth. AMBAC......................    Aaa/AAA     5.550    09/01/26       1,355,000       1,436,734
Wichita, KS (St. Francis) Facs. Impvt. & Ref. MBIA..........    Aaa/AAA     6.250    10/01/10       1,000,000       1,032,280
Wichita, KS (Via Christi Health System) Rev. ...............     NR/A+      6.250    11/15/24       1,500,000       1,635,720
Wichita, KS (Via Christi Health System) Rev. ...............     NR/A+      5.625    11/15/31       1,000,000       1,023,980
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA.............     NR/AA      7.000    03/01/05         260,000         265,850
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev. ........     NR/BBB     5.850    12/01/25       1,000,000       1,028,720
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea)
Rev. FNMA...................................................     NR/AAA     5.650    07/01/16         990,000       1,046,133
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea)
Rev. FNMA...................................................     NR/AAA     5.700    07/01/22       2,000,000       2,085,620
Wichita, KS Multifamily Hsg. (Innes Station Apt. 5) Rev.....     NR/NR      6.250    03/01/28       1,750,000       1,741,933
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev. GNMA.....    Aaa/NR      6.125    08/20/28       1,900,000       2,024,792
Wichita, KS Public Building Commission Rev. ................      A/AA      5.500    08/01/14         215,000         224,535
Wichita, KS Single Family Mrtge. Rev. Ref. .................      A/NR      7.100    09/01/09         265,000         279,787
                                                                                                                -------------
KANSAS MUNICIPAL BONDS (COST: $92,129,386) ...................................................................  $  95,994,363
                                                                                                                -------------
SHORT-TERM SECURITIES (2.0%)
Wells Fargo National Tax-Free Money Market (COST: $1,930,452) ................................................  $   1,930,452
                                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $94,059,838) ..........................................................  $  97,924,815
OTHER ASSETS LESS LIABILITIES.................................................................................      1,066,871
                                                                                                                -------------
NET ASSETS....................................................................................................  $  98,991,686
                                                                                                                =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.



Financial Statements  July 31, 2002
------------------------------------

Statement of Assets and Liabilities July 31, 2002
-------------------------------------------------
ASSETS
     Investment in securities, at value (cost: $94,059,838) ..........  $  97,924,815
     Variation margin on futures......................................        536,963
     Accrued interest receivable......................................      1,492,976
     Accrued dividends receivable.....................................          2,864
     Security sales receivable........................................      1,056,319
     Prepaid expenses.................................................         11,965
     Receivable for fund shares sold..................................          7,463
                                                                        -------------
        Total Assets..................................................  $ 101,033,365
                                                                        -------------
LIABILITIES
     Dividends payable................................................  $     414,451
     Accrued expenses.................................................         20,405
     Security purchases payable.......................................      1,047,897
     Disbursements in excess of demand deposit cash...................        134,860
     Payable for fund shares redeemed.................................        424,066
                                                                        -------------
        Total Liabilities.............................................  $   2,041,679
                                                                        -------------

NET ASSETS............................................................  $  98,991,686
                                                                        =============

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital..................................................  $ 102,851,148
     Accumulated undistributed net realized gain (loss)
     on investments...................................................     (7,724,439)
     Unrealized appreciation on investments...........................      3,864,977
                                                                        -------------
        Total amount representing net assets applicable to
        8,403,584 outstanding shares of no par common
        stock (unlimited shares authorized) ..........................  $  98,991,686
                                                                        =============
Net asset value per share.............................................  $       11.78
                                                                        =============

The accompanying notes are an integral part of these financial statements.



Statement of Operations
For the year ended July 31, 2002
--------------------------------

INVESTMENT INCOME
     Interest.........................................................  $   5,766,238
     Dividends........................................................         68,634
                                                                        -------------
         Total Investment Income......................................  $   5,834,872
                                                                        -------------
EXPENSES
     Investment advisory fees.........................................  $     525,175
     Service fees.....................................................        262,587
     Transfer agent fees..............................................         70,812
     Custodian fees...................................................         15,677
     Transfer agent out-of-pockets....................................          2,285
     Professional fees................................................          9,055
     Trustees fees....................................................          6,967
     Insurance expense................................................          6,672
     Reports to shareholders..........................................          7,146
     Registration and filing fees.....................................          2,217
                                                                        -------------
         Total Expenses...............................................  $   1,020,488
      Less expenses waived or absorbed
      by the Fund's manager...........................................        (22,656)
                                                                        -------------
         Total Net Expenses...........................................  $     997,832
                                                                        -------------
NET INVESTMENT INCOME.................................................  $   4,837,040
                                                                        -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions..........................................  $     313,765
     Futures transactions.............................................     (1,760,009)
     Net change in unrealized appreciation (depreciation) of:
     Investments......................................................        237,016
                                                                        -------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures......................................  $  (1,209,228)
                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS.............................................  $   3,627,812
                                                                        =============

The accompanying notes are an integral part of these financial statements.



Financial Statements July 31, 2002
----------------------------------

Statement of Changes in Net Assets
For the year ended July 31, 2002 and the year ended July 31, 2001
-----------------------------------------------------------------
                                                                                  For The                 For The
                                                                                Year Ended              Year Ended
                                                                               July 31, 2002           July 31, 2001
                                                                              ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income..................................................  $   4,837,040           $   5,144,835
     Net realized gain (loss) on investment and futures transactions........     (1,446,244)               (568,023)
     Net change in unrealized appreciation (depreciation) on
     investments and futures ...............................................        237,016               3,598,220
                                                                              --------------------------------------
       Net Increase (Decrease) in Net Assets Resulting From Operations......  $   3,627,812           $   8,175,032
                                                                              --------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.55 and $.58 per share, respectively) ...............................  $  (4,836,558)          $  (5,144,835)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.00 per share, respectively) ..........              0                       0
                                                                              --------------------------------------
       Total Dividends and Distributions....................................  $  (4,836,558)          $  (5,144,835)
                                                                              --------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares...........................................  $   6,265,327           $   4,149,986
     Proceeds from reinvested dividends.....................................      3,048,915               3,275,953
     Cost of shares redeemed................................................    (12,919,707)            (10,205,033)
                                                                              --------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
       From Capital Share Transactions......................................  $  (3,605,465)          $  (2,779,094)
                                                                              --------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................  $  (4,814,211)          $     251,103
NET ASSETS, BEGINNING OF PERIOD.............................................    103,805,897             103,554,794
                                                                              --------------------------------------
NET ASSETS, END OF PERIOD...................................................  $  98,991,686           $ 103,805,897
                                                                              =====================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS   July 31, 2002
---------------------------------------------

Note 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.


          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the year ended July 31, 2002, 100% were exempt from federal income taxes.

          The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2002 totaling $7,721,519, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.



          Year           Unexpired Capital Losses
          ----           ------------------------
          2003                   1,283,599
          2004                           0
          2005                   2,222,213
          2006                   1,671,432
          2007                           0
          2008                     531,392
          2009                     568,023
          2010                   1,444,860


          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On
          August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $3,338 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date.
          Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain
          (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At July 31, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:

|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|                     |                    |   Number of Futures   |    Valuation as of    |   Realized Appreciation    |
|Contracts to Sell    | Expiration Date    |       Contracts       |     July 31, 2002     |      (Depreciation)        |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
                                                                                                                        |
|U.S. Treasury Bonds  |    09/2002         |         258           |        $536,963       |        ($569,430)          |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of July 31, 2002, there were unlimited shares of no par authorized; 8,403,584 and 8,710,564 shares were outstanding at July 31, 2002 and July 31, 2001, respectively.

          Transactions in capital shares were as follows:


                                                               Shares
                                                               ------
                                                     For The             For The
                                                   Year Ended          Year Ended
                                                  July 31, 2002       July 31, 2001
                                                 ----------------------------------
Shares sold......................................    523,680              351,538
Shares issued on reinvestment of dividends.......    254,950              277,971
Shares redeemed.................................. (1,085,610)            (864,355)
                                                 ----------------------------------
Net increase (decrease) .........................   (306,980)            (234,846)
                                                 ==================================


Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $525,175 of investment advisory fees for the year ended July 31, 2002. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $239,932 of service fee expenses after partial waiver for the year ended July 31, 2002.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 2002, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $111,895 of transfer agency fees and expenses for the year ended July 31, 2002. The Fund has a payable to ND Resources, Inc. of $9,769 at July 31, 2002, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $70,812 of accounting service fees for the year ended July 31, 2002. The Fund has a payable to ND Resources, Inc.
          of $6,261 at July 31, 2002, for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $5,670,668 and $12,106,786, respectively, for the year ended July 31, 2002.

Note 6.   INVESTMENT IN SECURITIES
          At July 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $94,059,838. The net unrealized appreciation of investments based on the cost was $3,864,977, which is comprised of $4,456,543 aggregate gross unrealized appreciation and $591,566 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                                For The          For The          For The          For The          For The
                                              Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                             July 31, 2002    July 31, 2001    July 31, 2000    July 30, 1999    July 31, 1998
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........$   11.92        $   11.58        $   11.98        $   12.15        $   12.42
                                             ---------------------------------------------------------------------------------
Income from Investment Operations:
    Net investment income....................$     .55        $     .58        $     .59        $     .58        $     .60
    Net realized and unrealized gain (loss)
    on investment and futures transactions...     (.14)             .34             (.40)            (.17)            (.27)
                                             ---------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations................$     .41        $     .92        $     .19        $     .41        $     .33
                                             ---------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income....$    (.55)       $    (.58)       $    (.59)       $    (.58)       $    (.60)
     Distributions from net capital gains....      .00              .00              .00              .00              .00
                                             ---------------------------------------------------------------------------------
        Total Distributions..................$    (.55)       $    (.58)       $    (.59)       $    (.58)       $    (.60)
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............$   11.78        $   11.92        $   11.58        $   11.98        $   12.15
                                             =================================================================================
Total Return.................................     3.48%(A)         8.13%(A)         1.69%(A)         3.44%(A)         2.76%(A)



RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) .............................$   98,992       $   103,806      $   103,555       $   115,882     $   120,024
     Ratio of net expenses (after
     expense assumption) to
     average net assets......................     0.95%(B)         0.95%(B)         0.95%(B)         0.95%(B)         0.95%(B)
     Ratio of net investment
     income to average net assets............     4.61%            4.94%            5.07%            4.80%            4.93%
     Portfolio turnover rate.................     5.74%           10.28%            8.21%           13.54%           26.68%

(A)   Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) or Ranson Capital Corporation assumed/ waived expenses of $22,656, $37,939, $38,581, $23,429, and $3,901, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 0.97%, 0.99%, 0.99%, 0.97%, and 0.95%, respectively.

The accompanying notes are an integral part of these financial statements.


TAX INFORMATION FOR
The Year Ended July 31, 2002 (Unaudited)
----------------------------------------

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:


DIVIDENDS AND DISTRIBUTIONS PER SHARE
-------------------------------------

To Shareholders                                   From Net               From Net Realized           From Net Realized
of Record                Payment Date         Investment Income          Short-Term Gains            Long-Term Gains
-----------------------------------------------------------------------------------------------------------------------
August 30, 2001          August 31, 2001        $  .048276                     -                           -
September 27, 2001       September 28, 2001        .044794                     -                           -
October 30, 2001         October 31, 2001          .051319                     -                           -
November 29, 2001        November 30, 2001         .046213                     -                           -
December 28, 2001        December 31, 2001         .045246                     -                           -
January 30, 2002         January 31, 2002          .045315                     -                           -
February 27, 2002        February 28, 2002         .045133                     -                           -
March 27, 2002           March 28, 2002            .041688                     -                           -
April 29, 2002           April 30, 2002            .046953                     -                           -
May 30, 2002             May 31, 2002              .043869                     -                           -
June 27, 2002            June 28, 2002             .043381                     -                           -
July 30, 2002            July 31, 2002             .048600                     -                           -

Shareholders should consult their tax advisors.



INDEPENDENT AUDITOR'S REPORT
----------------------------

To the Shareholders and Board of Trustees of The Kansas Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Kansas Municipal Fund (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments as of July 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kansas Municipal Fund of the Ranson Managed Portfolios as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
September 5, 2002





THE KANSAS INSURED INTERMEDIATE FUND
------------------------------------

DEAR SHAREHOLDERS:

Enclosed is the annual report of the operations for The Kansas Insured Intermediate Fund (the "Fund") for the year ended July 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Wall Street remains mired in gloom with equities in danger of delivering a third consecutive year of negative total returns for the first time since the Great Depression (excluding the WWII years). The stock market has tried to rally several times, but rallies have been cut short by corporate scandal, accounting irregularities, and a lack of consumer confidence in corporate America.

Most recent economic data shows the U.S. economy is recovering from a mild recession. Leading indicators of growth are in expansionary territory, labor market conditions are improving and housing activity remains strong. The uncertainty going forward is whether the weak stock market will undermine consumer confidence and delay an upturn in corporate spending. The dollar also adds a major element of potential instability. A declining currency can help U.S. corporate profits and thus economic growth, but financial markets could be volatile if expectations of continued dollar weakness causes foreign investors to stop buying U.S. assets.

The interest markets throughout this period have displayed signs of volatility. As fears of corporate and accounting irregularities weakened the equity markets, rates trended down as investors sought safety in U.S. Treasuries and as various leading economic indicators showed signs the economy was recovering, rates trended up in fears of Federal Reserve action.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. Portfolio quality for the year ended July 31, 2002 were represented as follows: AAA 100%. High quality current income exempt from Federal and Kansas income tax remain the primary objectives of the Fund.


Sincerely,




Monte L. Avery                                        Robert E. Walstad
Chief Portfolio Strategist                            President



TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE & COMPOSITION
-------------------------

Portfolio Quality Ratings
-------------------------
(based on Total Long-Term Investments)
[pie chart]

AAA                     100%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.



PORTFOLIO MARKET SECTORS
------------------------
(as a % of Net Assets)
[pie chart]
HC-Health Care        35.2%
H-Housing             25.5%
S-School              18.4%
O-Other               14.5%
W/S-Water/Sewer        4.3%
G-Government           2.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.





                                  COMPARATIVE INDEX GRAPH
                                  -----------------------
[line graph]
Comparison of change in value of $10,000 investment in The Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

                  The Kansas Insured        The Kansas Insured
                  Intermediate Fund          Intermediate Fund            Lehman Brothers Municipal
                  w/o sales charge          w/ max sales charge         Seven-Year Maturity Bond Index
                  ------------------------------------------------------------------------------------
11/23/92               $10,000                   $ 9,725                           $10,000
1993                   $10,829                   $10,531                           $10,694
1994                   $11,025                   $10,722                           $10,982
1995                   $11,656                   $11,335                           $11,868
1996                   $12,326                   $11,987                           $12,471
1997                   $12,912                   $12,557                           $13,548
1998                   $13,321                   $12,955                           $14,260
1999                   $13,815                   $13,435                           $14,729
2000                   $14,112                   $13,724                           $15,405
2001                   $15,062                   $14,648                           $16,819
2002                   $15,682                   $15,251                           $18,018


                                             AVERAGE ANNUAL TOTAL RETURNS

                                           For periods ending July 31, 2002
                                           --------------------------------
                                                                                         Since Inception
                                     1 year            5 year          10 year          (November 17, 1993)
-----------------------------------------------------------------------------------------------------------
Without sales charge                  4.12%             3.96%            N/A                    4.75%
With sales charge (2.75%)             1.25%             3.38%            N/A                    4.45%


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


KEY STATISTICS
--------------

07-31-2001 NAV (share value)               $11.93
07-31-2002 NAV                             $11.91
Average Maturity                           8.5  years
Number of Issues                           40
Total Net Assets                           $18,632,717


MANAGEMENT OF THE FUNDS

   The Board of Ranson Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.
These are the "independent" Trustees. The remaining Trustee and executive officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Trustee          Since January     Retired; Attorney; Director,         9            Director, First
904 NW 27th                                   1996         Integrity Mutual Funds, Inc.                      Western Bank
Minot, ND 58703                                            (formerly known as ND Holdings,                   & Trust
81                                                         Inc.) (May 1988 to August 1994),
                                                           ND Insured Income Fund, Inc.
                                                           (December 1994 to August 1999),
                                                           ND Tax-Free Fund, Inc. (since
                                                           December 1994), Montana Tax-Free
                                                           Fund, Inc. (since December 1994),
                                                           South Dakota Tax-Free Fund, Inc.
                                                           (since December 1994), Integrity
                                                           Fund of Funds, Inc., and Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

Orlin W. Backes         Trustee         Since January      Attorney, McGee, Hankla, Backes      9            Director, First
15 2nd Ave., SW -                            1996          & Dobrovolny, P.C.; Director,                     Western Bank
Ste. 305                                                   ND Tax-Free Fund, Inc. (since                     & Trust
Minot, ND 58701                                            April 1995), ND Insured Income Fund,
67                                                         Inc. (March 1995 to August 1999),
                                                           Montana Tax-Free Fund, Inc. (since
                                                           April 1995), South Dakota Tax-Free
                                                           Fund, Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.
                                                           (since April 1995), Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

R. James Maxson         Trustee          Since January     Attorney, McGee, Hankla, Backes      9            None
15 2nd Ave., SW -                             1999         & Dobrovolny, P.C. (since April
Ste. 305                                                   2000); Attorney, Farhart, Lian
Minot, ND 58701                                            and Maxson, P.C. (March 1976 to
54                                                         March 2000); ND Tax-Free Fund,
                                                           Inc. (since January 1999), Montana
                                                           Tax-Free Fund, Inc. (since January
                                                           1999), South Dakota Tax-Free Fund,
                                                           Inc. (since January 1999),
                                                           Integrity Fund of Funds, Inc.
                                                           (since January 1999), Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since January 1999).

-----------------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.



The Interested Trustee and executive officers of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist        Vice President    Since January    Attorney; Director and Vice          5            Director, ARM
1 North Main            and Secretary          1996        President, Integrity Mutual Funds,                Securities
Minot, ND 58703                                            Inc. (formerly known as ND Holdings,              Corporation
68                                                         Inc.); Director, Vice President
                                                           and Secretary, ND Money
                                                           Management, Inc., ND Capital,
                                                           Inc., ND Resources, Inc., ND
                                                           Tax-Free Fund, Inc., ND Insured
                                                           Income Fund, Inc. (November 1990
                                                           to August 1999), Montana Tax-Free
                                                           Fund, Inc., South Dakota Tax-Free
                                                           Fund, Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of Funds,
                                                           Inc. (since September 1998), The
                                                           Ranson Company, Inc. (January 1996
                                                           to February 1997), Ranson Capital
                                                           Corporation (since January 1996);
                                                           Director, ARM Securities Corporation
                                                           (since May 2000).

**Robert E. Walstad     Trustee,         Since January     Director and President (September    9            Director, ARM
1 North Main            Chairman,             1996         1987 to October 2001),                            Securities
Minot, ND 58703         President,                         Integrity Mutual Funds, Inc.                      Corporation;
57                      and Treasurer                      (formerly known as ND Holdings,                   Director, Magic
                                                           Inc.); Director, President and                    Internet
                                                           Treasurer, ND Money Management,                   Services,
                                                           Inc., ND Capital, Inc., ND                        Inc.; Director,
                                                           Resources, Inc., ND Tax-Free                      Capital Financial
                                                           Fund, Inc., ND Insured Income Fund,               Services, Inc.
                                                           Inc. (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc., South
                                                           Dakota Tax-Free Fund, Inc., Integrity
                                                           Fund of Funds, Inc., Integrity Small-
                                                           Cap Fund of Funds, Inc.; Trustee,
                                                           Chairman, President, and Treasurer,
                                                           Ranson Managed Portfolios; Director,
                                                           President, CEO, and Treasurer, The
                                                           Ranson Company, Inc. (January 1996
                                                           to February 1997), and Ranson
                                                           Capital Corporation; Director
                                                           (since October 1999), President
                                                           (October 1999 to October 2001),
                                                           Magic Internet Services, Inc.;
                                                           Director (since May 2000), President
                                                           (May 2000 to October 2001), ARM
                                                           Securities Corporation; Director,
                                                           CEO, Chairman, Capital Financial
                                                           Services, Inc. (since January 2002).
----------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Trustees and/or executive officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.


SCHEDULE OF INVESTMENTS JULY 31, 2002
-------------------------------------

NAME OF ISSUER                                                  Rating
Percentages represent the market value of each                (Unaudited)  Coupon                    Principal       Market
investment category to total net assets                       Moody's/S&P   Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (92.2%)
Butler Cty., KS (Circle) USD #375 FSA.......................    Aaa/NR      5.000%   09/01/13   $     500,000   $     526,095
Chisholm Creek Util. Auth. (Bel Aire & Park
City, KS Pj.) MBIA..........................................    Aaa/NR      5.250    09/01/16         770,000         818,464
Dodge, KS USD #443 Unltd. General Obligation FSA............    Aaa/AAA     5.750    09/01/13         100,000         110,566
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA................    Aaa/AAA     5.200    09/01/10         480,000         520,426
Kansas City, KS (St. Margaret Hlth. Ctr.) AMBAC.............    Aaa/AAA     5.700    08/01/03         250,000         255,000
Kansas City, KS Special Obligation Escrowed ................     NR/AAA     6.000    02/15/03          60,000          61,548
Kingman Cty., KS USD #331 FGIC..............................    Aaa/AAA     5.500    10/01/12         250,000         268,960
KS Devl. Finance Auth. (Wichita Univ.) AMBAC................    Aaa/AAA     5.900    04/01/15         305,000         337,187
KS Devl. Finance Auth. (Dept. Admin. 7th &
Harrison PJ) AMBAC..........................................    Aaa/AAA     5.500    12/01/13         375,000         406,005
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA..........    Aaa/NR      5.200    11/15/08         375,000         409,406
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA..........    Aaa/NR      5.300    11/15/09         375,000         412,357
KS Devl. Finance Auth. (Park Apts.)
Multifamily Hsg.Rev. FNMA...................................     NR/AAA     5.700    12/01/09         325,000         342,010
#KS Devl. Finance Auth. (Stormont Vail)
Hlth. Care Rev. MBIA........................................    Aaa/AAA     5.700    11/15/08         450,000         494,716
KS Devl. Finance Auth. (Stormont Vail)
Hlth. Care Rev. MBIA........................................    Aaa/AAA     5.600    11/15/07         100,000         110,979
KS Devl. Finance Auth. (Stormont Vail)
Hlth. Care Rev. MBIA........................................    Aaa/AAA     5.750    11/15/12         845,000         952,754
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA..........    Aaa/AAA     5.500    10/01/05         250,000         266,252
KS State Turnpike Auth. Rev. FGIC...........................    Aaa/AAA     5.450    09/01/10         200,000         214,578
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA........    Aaa/AAA     5.400    11/15/04         155,000         165,800
Lenexa, KS Multifamily Hsg. (Barrington Park) Rev. ASGUA....     NR/AAA^    6.050    02/01/06         350,000         363,692
*Lenexa, KS Multifamily Hsg. (Barrington Park)
Rev. Ref. ASGUA.............................................     NR/AAA^    5.875    02/01/04         500,000         517,975
Lenexa, KS Multifamily Hsg. (Barrington Park)
Rev. Ref. ASGUA..................... .......................     NR/AAA^    5.950    02/01/05         250,000         259,578
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA........     NR/AAA     5.000    10/01/14         605,000         605,635
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA........     NR/AAA     5.180    10/01/23         445,000         435,263
Olathe, KS (Evangelical Lutheran Good
Samaritan Soc.) AMBAC.......................................    Aaa/AAA     5.500    05/01/03         110,000         113,370
Olathe, KS (Medl. Ctr.) Hlth. Facs. Ref. AMBAC..............    Aaa/AAA     5.875    09/01/16         100,000         101,151
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC..............    Aaa/AAA     5.125    09/01/12         500,000         532,620
#Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. Ref. AMBAC........    Aaa/AAA     5.600    09/01/05       1,000,000       1,005,190
Olathe, KS Multifamily Hsg. (Bristol Pointe)
Rev. Ref. FNMA..............................................     NR/AAA     5.250    11/01/12         485,000         500,375
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA.............    Aaa/NR      5.500    09/01/15         250,000         273,343
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA...    Aaa/NR      5.000    09/01/14         485,000         516,249
*Shawnee Cty., KS USD #501 (Topeka) G.O. FGIC...............    Aaa/AAA     5.550    02/01/07         820,000         841,427
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.)
Rev. FNMA COL. .............................................     NR/AAA     5.250    10/01/14         500,000         507,260
*University of Kansas Hosp. Auth. AMBAC.....................    Aaa/AAA     5.500    09/01/15       1,000,000       1,093,370
Washburn Univ. (Living Learning Ctr) Bld. Rev. AMBAC........    Aaa/AAA     5.350    07/01/11         105,000         113,757
Wellington, KS Utility Rev. AMBAC...........................    Aaa/AAA     5.000    05/01/12         250,000         261,863
Wichita, KS (St. Francis Regl. Medl. Ctr.)
Impvt. & Ref. MBIA..........................................    Aaa/AAA     6.000    10/01/03         250,000         257,253
#Wichita, KS (St. Francis Regl. Medl. Ctr.)
Impvt. & Ref. MBIA..........................................    Aaa/AAA     6.100    10/01/04         775,000         797,661
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA.............     NR/AAA^    7.000    03/01/05          85,000          86,913
# Wichita, KS Multifamily Hsg. (Broadmoor Chelsea)
Rev. FNMA...................................................     NR/AAA^    5.375    07/01/10         625,000         653,150
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA....     Aa/AAA     5.250    10/01/12         635,000         664,743
                                                                                                                -------------

TOTAL KANSAS MUNICIPAL BONDS (COST: $16,417,858) .............................................................  $  17,174,941
                                                                                                                -------------
SHORT-TERM SECURITIES (1.7%)
Wells Fargo National Tax-Free Money Market (COST: $312,654) ..................................................  $     312,654
                                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $16,730,512) ..........................................................  $  17,487,595
OTHER ASSETS LESS LIABILITIES.................................................................................      1,145,122
                                                                                                                -------------
NET ASSETS....................................................................................................  $  18,632,717
                                                                                                                =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

^ Indicates Duff & Phelps rating.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS  JULY 31, 2002
------------------------------------

STATEMENT OF ASSETS AND LIABILITIES JULY 31, 2002
-------------------------------------------------
ASSETS
     Investment in securities, at value (cost: $16,730,512)...........  $   17,487,595
     Accrued interest receivable......................................         307,821
     Accrued dividends receivable.....................................             503
     Security sales receivable........................................       1,113,048
     Receivable for fund shares sold..................................          52,300
     Variation margin on futures......................................          74,925
     Prepaid expenses.................................................           3,813
                                                                        --------------
        Total Assets..................................................  $   19,040,005
                                                                        --------------
LIABILITIES
     Dividends payable................................................  $       71,441
     Accrued expenses.................................................           8,500
     Security purchases payable.......................................         149,490
     Disbursements in excess of demand deposit cash...................         177,857
                                                                        --------------
        Total Liabilities.............................................  $      407,288
                                                                        --------------

NET ASSETS............................................................  $   18,632,717
                                                                        ==============

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital..................................................  $   18,977,013
     Accumulated undistributed net realized gain (loss) on
     investments......................................................      (1,101,379)
     Unrealized appreciation on investments...........................         757,083
                                                                        --------------
        Total amount representing net assets applicable to
        1,564,311 outstanding shares of no par common
        stock (unlimited shares authorized) ..........................  $   18,632,717
                                                                        ==============
Net asset value per share.............................................  $        11.91
                                                                        ==============

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the year ended July 31, 2002
--------------------------------
INVESTMENT INCOME
     Interest.........................................................  $      953,258
     Dividends........................................................          11,919
                                                                        --------------
         Total Investment Income......................................  $      965,177
                                                                        --------------
EXPENSES
     Investment advisory fees.........................................  $       97,412
     Transfer agent fees..............................................          28,449
     Accounting service fees..........................................          33,861
     Custodian fees...................................................           2,982
     Transfer agent out-of-pockets....................................             747
     Professional fees................................................           5,601
     Trustees fees....................................................           2,512
     Reports to shareholders..........................................           2,182
     Registration and filing fees.....................................           1,606
     Insurance expense................................................           1,267
                                                                        --------------
        Total Expenses................................................  $      176,619
     Less expenses waived or absorbed
     by the Fund's manager............................................         (30,501)
                                                                        --------------
        Total Net Expenses............................................  $      146,118
                                                                        --------------
NET INVESTMENT INCOME.................................................  $      819,059
                                                                        --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions..........................................  $       74,996
     Futures transactions.............................................        (254,741)
     Net change in unrealized appreciation (depreciation) of:
     Investments......................................................         146,684
                                                                        --------------
        Net Realized And Unrealized Gain (Loss) On
        Investments And Futures.......................................  $      (33,061)
                                                                        --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS.............................................  $      785,998
                                                                        ==============


The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS JULY 31, 2002
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the year ended July 31, 2002 and the year ended July 31, 2001
-----------------------------------------------------------------
                                                                                  For The                 For The
                                                                                Year Ended              Year Ended
                                                                               July 31, 2002           July 31, 2001
                                                                              ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income..................................................  $      819,059          $      846,852
     Net realized gain (loss) on investment and futures transactions........        (179,745)                (78,787)
     Net change in unrealized appreciation (depreciation)
     on investments and futures.............................................         146,684                 457,168
                                                                              ---------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Operations.....................................................  $      785,998          $    1,225,233
                                                                              ---------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.50 and $.53 per share, respectively) ...............................  $     (818,741)         $     (846,852)
     Distributions from net realized gain on investment and futures
     transactions ($.00 and $.00 per share, respectively) ..................               0                       0
                                                                              ---------------------------------------
         Total Dividends and Distributions..................................  $     (818,741)         $     (846,852)
                                                                              ---------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares...........................................  $    2,399,991          $      839,017
     Proceeds from reinvested dividends.....................................         437,354                 465,513
     Cost of shares redeemed................................................      (2,899,908)             (1,983,104)
                                                                              ---------------------------------------
         Net Increase (Decrease) in Net Assets Resulting
         From Capital Share Transactions....................................  $      (62,563)         $     (678,574)
                                                                              ---------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................  $      (95,306)         $     (300,193)

NET ASSETS, BEGINNING OF PERIOD.............................................      18,728,023              19,028,216
                                                                              ---------------------------------------
NET ASSETS, END OF PERIOD...................................................  $   18,632,717          $   18,728,023
                                                                              ======================================

The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS  JULY 31, 2002
--------------------------------------------

NOTE 1.   ORGANIZATION
          BUSINESS OPERATIONS -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios
          (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.


          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the year ended July 31, 2002, 100% were exempt from federal income taxes.

          The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2002 totaling $1,099,744, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.



          Year          Unexpired Capital Losses
          ----          ------------------------
          2003                    228,034
          2004                          0
          2005                    411,602
          2006                    125,539
          2007                     27,107
          2008                     49,698
          2009                     78,788
          2010                    178,976

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On
          August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $1,769 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date.
          Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain
          (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts.
          These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At July 31, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:

|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|                     |                    |   Number of Futures   |    Valuation as of    |   Realized Appreciation    |
|Contracts to Sell    | Expiration Date    |       Contracts       |     July 31, 2002     |      (Depreciation)        |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
                                                                                                                        |
|U.S. Treasury Bonds  |    09/2002         |         36            |         $74,925       |         ($80,528)          |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.   CAPITAL SHARE TRANSACTIONS
          As of July 31, 2002, there were unlimited shares of no par authorized; 1,564,311 and 1,570,150 shares were outstanding at July 31, 2002 and July 31, 2001, respectively.

Transactions in capital shares were as follows:


                                                               Shares
                                                               ------
                                                     For The             For The
                                                   Year Ended          Year Ended
                                                  July 31, 2002       July 31, 2001
                                                 ----------------------------------
Shares sold......................................    200,144               71,009
Shares issued on reinvestment of dividends.......     36,499               39,441
Shares redeemed..................................   (242,482)            (168,078)
                                                 ----------------------------------
Net increase (decrease) .........................     (5,839)             (57,628)
                                                 ==================================

NOTE 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $66,912 of investment advisory fees after partial waiver for the year ended July 31, 2002. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 2002, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $28,450 of transfer agency fees and expenses for the year ended July 31, 2002. The Fund has a payable to ND Resources, Inc. of $2,505 at July 31, 2002 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $33,861 of accounting service fees for the year ended July 31, 2002. The Fund has a payable to ND Resources, Inc. of $3,004 at July 31, 2002 for accounting service fees.

NOTE 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,661,378 and $3,006,243, respectively, for the year ended July 31, 2002.

NOTE 6.   INVESTMENT IN SECURITIES
          At July 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $16,730,512. The net unrealized appreciation of investments based on the cost was $757,083, which is comprised of $766,819 aggregate gross unrealized appreciation and $9,736 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                                For The          For The          For The          For The          For The
                                              Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                             July 31, 2002    July 31, 2001    July 31, 2000    July 30, 1999    July 31, 1998
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........$   11.93        $   11.69        $   11.98        $   12.07        $   12.23
                                             ---------------------------------------------------------------------------------
Income from Investment Operations:
    Net investment income....................$     .50        $     .53        $     .54        $     .53        $     .54
    Net realized and unrealized gain
    (loss) on investment and
    futures transactions.....................     (.02)             .24             (.29)            (.09)            (.16)
       Total Income (Loss) From
       Investment Operations.................$     .48        $     .77        $     .25        $     .44        $     .38
                                             ---------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income....$    (.50)       $    (.53)       $    (.54)       $    (.53)       $    (.54)
     Distributions from net capital gains....      .00              .00              .00              .00              .00
                                             ---------------------------------------------------------------------------------
        Total Distributions..................$    (.50)       $    (.53)       $    (.54)       $    (.53)       $    (.54)
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............$   11.91        $   11.93        $   11.69        $   11.98        $   12.07
                                             =================================================================================
Total Return.................................     4.12%(A)         6.73%(A)         2.15%(A)         3.70%(A)         3.17%(A)



RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) .........................$   18,633       $   18,728       $   19,028       $   21,333       $   20,585
     Ratio of net expenses (after
     expense assumption) to average
     net assets..............................     0.75%(B)         0.75%(B)         0.75%(B)         0.75%(B)         0.75%(B)
     Ratio of net investment income to
     average net assets......................     4.20%            4.49%            4.58%            4.39%            4.42%
     Portfolio turnover rate.................     9.04%           18.49%           11.07%           16.34%           25.46%

(A)  Excludes maximum sales charge of 2.75%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) or Ranson Capital Corporation assumed/ waived expenses of $30,501, $31,627, $30,414, $29,229, and $13,708, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 0.91%, 0.92%, 0.90%, 0.89%, and 0.82%, respectively.

The accompanying notes are an integral part of these financial statements.


TAX INFORMATION FOR
The Year Ended July 31, 2002 (Unaudited)
----------------------------------------
We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

DIVIDENDS AND DISTRIBUTIONS PER SHARE
-------------------------------------

To Shareholders                                   From Net               From Net Realized           From Net Realized
of Record                Payment Date         Investment Income          Short-Term Gains            Long-Term Gains
-----------------------------------------------------------------------------------------------------------------------
August 30, 2001          August 31, 2001        $  .043857                      -                          -
September 27, 2001       September 28, 2001        .040501                      -                          -
October 30, 2001         October 31, 2001          .045535                      -                          -
November 29, 2001        November 30, 2001         .042318                      -                          -
December 28, 2001        December 31, 2001         .042296                      -                          -
January 30, 2002         January 31, 2002          .041875                      -                          -
February 27, 2002        February 28, 2002         .041044                      -                          -
March 27, 2002           March 28, 2002            .037437                      -                          -
April 29, 2002           April 30, 2002            .044215                      -                          -
May 30, 2002             May 31, 2002              .041682                      -                          -
June 27, 2002            June 28, 2002             .038718                      -                          -
July 30, 2002            July 31, 2002             .044854                      -                          -

Shareholders should consult their tax advisors.



INDEPENDENT AUDITOR'S REPORT
----------------------------

To the Shareholders and Board of Trustees of The Kansas Insured Intermediate
Fund


We have audited the accompanying statement of assets and liabilities of The Kansas Insured Intermediate Fund (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments as of July 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kansas Insured Intermediate Fund of the Ranson Managed Portfolios as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
September 5, 2002





THE NEBRASKA MUNICIPAL FUND
---------------------------

DEAR SHAREHOLDER:

We are pleased to enclose the annual report of operations for The Nebraska Municipal Fund (the "Fund") for the year ended July 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Wall Street remains mired in gloom with equities in danger of delivering a third consecutive year of negative total returns for the first time since the Great Depression (excluding the WWII years). The stock market has tried to rally several times, but the rallies have been cut short by corporate scandal, accounting irregularities, and a lack of consumer confidence in corporate America.

Most recent economic data shows the U.S. economy is recovering from a mild recession. Leading indicators of growth are in expansionary territory, labor market conditions are improving and housing activity remains strong. The uncertainty going forward is whether the weak stock market will undermine consumer confidence and delay an upturn in corporate spending. The dollar also adds a major element of potential instability. A declining currency can help U.S. corporate profits and thus economic growth, but financial markets could be volatile if expectations of continued dollar weakness cause foreign investors to stop buying U.S. assets.

The interest markets throughout this period have displayed signs of volatility. As fears of corporate and accounting irregularities weakened the equity markets, rates trended down as investors sought safety in U.S. Treasuries and as various leading economic indicators showed signs the economy was recovering, rates trended up in fears of Federal Reserve action.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio, with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. Portfolio quality for the year ended July 31, 2002 were represented as follows: AAA 53.3%, AA 27.1%, A 4.2%, BBB 2.2%, and NR 13.2%. High quality current income exempt from federal and Nebraska income tax remain the primary objectives of the Fund.


Sincerely,




Monte L. Avery                              Robert E. Walstad
Chief Portfolio Strategist                  President


TERMS & DEFINITIONS
--------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A" and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
   It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE & COMPOSITION
-------------------------

Portfolio Quality Ratings
-------------------------
(based on Total Long-Term Investments)
[pie chart]
AAA                    53.3%
AA                     27.1%
A                       4.2%
BBB                     2.2%
NR                     13.2%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


PORTFOLIO MARKET SECTORS
------------------------
(as a % of Net Assets)
[pie chart]
S-School              34.7%
HC-Health Care        20.3%
H-Housing             17.3%
I-Industrial          10.6%
O-Other                6.7%
U-Utilities            4.4%
W/S-Water/Sewer        3.8%
C/L-COP/Lease          2.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.

                                  COMPARATIVE INDEX GRAPH
                                  -----------------------
[line graph]
Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

                  The Nebraska Municipal         The Nebraska Municipal           The Lehman Brothers
                  Fund w/o sales charge         Fund w/ max sales charge         Municipal Bond Index
------------------------------------------------------------------------------------------------------
11/17/93                 $10,000                       $ 9,575                          $10,000
1994                     $ 9,773                       $ 9,357                          $ 9,892
1995                     $10,471                       $10,026                          $10,672
1996                     $11,071                       $10,600                          $11,376
1997                     $11,909                       $11,402                          $12,544
1998                     $12,380                       $11,853                          $13,295
1999                     $12,853                       $12,306                          $13,677
2000                     $13,146                       $12,588                          $14,268
2001                     $14,463                       $13,848                          $15,707
2002                     $15,051                       $14,411                          $16,761


                                             AVERAGE ANNUAL TOTAL RETURNS

                                           For periods ending July 31, 2002
                                           --------------------------------
                                                                                         Since Inception
                                     1 year            5 year          10 year          (November 17, 1993)
-----------------------------------------------------------------------------------------------------------
Without sales charge                  4.06%             4.79%            N/A                    4.81%
With sales charge (4.25%)            (0.36)%            3.89%            N/A                    4.29%

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


KEY STATISTICS
--------------

07-31-2001 NAV (share value)       $11.23
07-31-2002 NAV                     $11.17
Average Maturity                   18.0 years
Number of Issues                   80
Total Net Assets                   $37,272,636


MANAGEMENT OF THE FUNDS

   The Board of Ranson Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.
These are the "independent" Trustees. The remaining Trustee and executive officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Trustee          Since January     Retired; Attorney; Director,         9            Director, First
904 NW 27th                                   1996         Integrity Mutual Funds, Inc.                      Western Bank
Minot, ND 58703                                            (formerly known as ND Holdings,                   & Trust
81                                                         Inc.) (May 1988 to August 1994),
                                                           ND Insured Income Fund, Inc.
                                                           (December 1994 to August 1999),
                                                           ND Tax-Free Fund, Inc. (since
                                                           December 1994), Montana Tax-Free
                                                           Fund, Inc. (since December 1994),
                                                           South Dakota Tax-Free Fund, Inc.
                                                           (since December 1994), Integrity
                                                           Fund of Funds, Inc., and Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

Orlin W. Backes         Trustee         Since January      Attorney, McGee, Hankla, Backes      9            Director, First
15 2nd Ave., SW -                            1996          & Dobrovolny, P.C.; Director,                     Western Bank
Ste. 305                                                   ND Tax-Free Fund, Inc. (since                     & Trust
Minot, ND 58701                                            April 1995), ND Insured Income Fund,
67                                                         Inc. (March 1995 to August 1999),
                                                           Montana Tax-Free Fund, Inc. (since
                                                           April 1995), South Dakota Tax-Free
                                                           Fund, Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.
                                                           (since April 1995), Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

R. James Maxson         Trustee          Since January     Attorney, McGee, Hankla, Backes      9            None
15 2nd Ave., SW -                             1999         & Dobrovolny, P.C. (since April
Ste. 305                                                   2000); Attorney, Farhart, Lian
Minot, ND 58701                                            and Maxson, P.C. (March 1976 to
54                                                         March 2000); ND Tax-Free Fund,
                                                           Inc. (since January 1999), Montana
                                                           Tax-Free Fund, Inc. (since January
                                                           1999), South Dakota Tax-Free Fund,
                                                           Inc. (since January 1999),
                                                           Integrity Fund of Funds, Inc.
                                                           (since January 1999), Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since January 1999).

-----------------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.



The Interested Trustee and executive officers of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist        Vice President    Since January    Attorney; Director and Vice          5            Director, ARM
1 North Main            and Secretary          1996        President, Integrity Mutual Funds,                Securities
Minot, ND 58703                                            Inc. (formerly known as ND Holdings,              Corporation
68                                                         Inc.); Director, Vice President
                                                           and Secretary, ND Money
                                                           Management, Inc., ND Capital,
                                                           Inc., ND Resources, Inc., ND
                                                           Tax-Free Fund, Inc., ND Insured
                                                           Income Fund, Inc. (November 1990
                                                           to August 1999), Montana Tax-Free
                                                           Fund, Inc., South Dakota Tax-Free
                                                           Fund, Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of Funds,
                                                           Inc. (since September 1998), The
                                                           Ranson Company, Inc. (January 1996
                                                           to February 1997), Ranson Capital
                                                           Corporation (since January 1996);
                                                           Director, ARM Securities Corporation
                                                           (since May 2000).

**Robert E. Walstad     Trustee,         Since January     Director and President (September    9            Director, ARM
1 North Main            Chairman,             1996         1987 to October 2001),                            Securities
Minot, ND 58703         President,                         Integrity Mutual Funds, Inc.                      Corporation;
57                      and Treasurer                      (formerly known as ND Holdings,                   Director, Magic
                                                           Inc.); Director, President and                    Internet
                                                           Treasurer, ND Money Management,                   Services,
                                                           Inc., ND Capital, Inc., ND                        Inc.; Director,
                                                           Resources, Inc., ND Tax-Free                      Capital Financial
                                                           Fund, Inc., ND Insured Income Fund,               Services, Inc.
                                                           Inc. (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc., South
                                                           Dakota Tax-Free Fund, Inc., Integrity
                                                           Fund of Funds, Inc., Integrity Small-
                                                           Cap Fund of Funds, Inc.; Trustee,
                                                           Chairman, President, and Treasurer,
                                                           Ranson Managed Portfolios; Director,
                                                           President, CEO, and Treasurer, The
                                                           Ranson Company, Inc. (January 1996
                                                           to February 1997), and Ranson
                                                           Capital Corporation; Director
                                                           (since October 1999), President
                                                           (October 1999 to October 2001),
                                                           Magic Internet Services, Inc.;
                                                           Director (since May 2000), President
                                                           (May 2000 to October 2001), ARM
                                                           Securities Corporation; Director,
                                                           CEO, Chairman, Capital Financial
                                                           Services, Inc. (since January 2002).
----------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Trustees and/or executive officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.


SCHEDULE OF INVESTMENTS JULY 31, 2002
-------------------------------------

NAME OF ISSUER                                                  Rating
Percentages represent the market value of each                (Unaudited)  Coupon                    Principal       Market
investment category to total net assets                       Moody's/S&P   Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (97.4%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning
Memorial Hosp.) ASGUA........................................    NR/AA      5.300%   12/15/18   $     250,000   $     259,542
Cass Cty, NE School Dist. #056 (Conestoga Public Schools) ...    NR/NR      6.150    12/15/20         250,000         268,452
Columbus Community Hospital Platte Cty, NE Asset Guaranty....    NR/AA      5.650    05/01/12         100,000         107,329
Columbus Community Hospital Platte Cty, NE Asset Guaranty....    NR/AA      6.150    05/01/30         250,000         268,620
*Dakota Cty., NE SD #011 (South Sioux City Community
Schools) G.O. MBIA...........................................   Aaa/AAA     6.100    06/15/20       1,000,000       1,112,650
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA......   Aaa/AAA     5.350    12/15/26         500,000         514,065
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O. ........ Baa-3/BBB     5.650    02/01/22         700,000         714,000
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA.........   Aaa/NR      5.500    12/15/20       1,000,000       1,068,060
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA...........   Aaa/AAA     5.375    11/15/15         275,000         298,050
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA...........   Aaa/AAA     5.500    11/15/21         340,000         358,187
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth.)
Rev. AMBAC...................................................   Aaa/AAA     5.250    09/01/21         250,000         255,342
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan)
Hlth. Facs. Rev. ............................................  Aa-3/AA-     6.250    11/15/22         100,000         104,519
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Rev....  Aa-3/AA-     5.850    11/15/03         100,000         103,400
Douglas Cty., NE Hosp. Auth. #002
(Archbishop Bergan) Rev. MBIA................................   Aaa/AAA     6.000    11/15/15         125,000         137,510
Douglas Cty., NE Hosp. Auth. #002 (Bethphage Project) Rev....    NR/NR      5.400    02/01/13         120,000         123,702
Douglas Cty., NE School Dist. #001...........................    Aa/AAA     5.625    12/15/19         250,000         270,197
#Douglas Cty., NE School Dist. #010 (Elkhorn) G.O. FSA.......   Aaa/AAA     5.500    12/15/20         750,000         791,722
Douglas Cty., NE School Dist. #066 (Westside Comm.
Schools) G.O. ...............................................   A-1/AA-     5.000    12/01/17         150,000         153,434
Douglas Cty., NE SID #240 (LeBea) Ref. G.O. .................    NR/NR      5.900    10/15/16         100,000         102,056
#Douglas Cty., NE SID #295 (Turtle Creek) G.O. ..............    NR/NR      6.500    06/01/17         800,000         813,624
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O. .............    NR/NR      5.750    08/15/17         200,000         200,500
Douglas Cty., NE SID #397 (Linden Estates II) ...............    NR/NR      5.600    07/15/18         265,000         276,769
Douglas Cty., NE SID #397 (Linden Estates II) ...............    NR/NR      5.600    07/15/19         280,000         291,959
Gage Cty., NE Hosp. Auth. #001 (Beatrice Comm. Hosp.) Rev....    NR/NR      6.400    10/01/07         100,000         108,063
Gage Cty., NE Hosp. Auth. #001 (Beatrice Comm. Hosp.) Rev....    NR/NR      6.750    10/01/14         200,000         213,730
Grand Island, NE Sewer Syst. Rev. ...........................    NR/A       6.000    04/01/14         550,000         596,992
Great Plains Regional Med. Cntr. North Platte Hosp.
Rev. Asset Guaranty.................... .....................    NR/AA      5.450    11/15/22         750,000         765,900
Kearney Cty., NE Highway Allocation Fund AMBAC...............   Aaa/NR      5.350    06/15/21         100,000         104,206
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA......   Aaa/AAA     5.375    06/01/19       1,400,000       1,477,686
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev. .......    NR/NR      5.700    02/01/11         100,000         102,363
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev. .......    NR/NR      5.800    02/01/12         175,000         179,361
Lancaster Cty., NE School Dist. #1
(Lincoln Public Schools) ....................................    Aa/AAA     5.250    01/15/21         500,000         527,815
Lancaster Cty., NE School Dist. #1
(Lincoln Public Schools) G.O. ...............................    Aa/AAA     5.250    01/15/22         500,000         516,080
#Lancaster Cty., NE School Dist. #145
(Waverly Public Schools) AMBAC...............................   Aaa/AAA     5.500    12/01/20       1,240,000       1,314,214
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev. ......    Aa/AA+     5.800    10/15/18         475,000         514,244
#Lincoln/Lancaster Cty., NE Public Bldg. Community Rev. .....    Aa/AA+     5.875    10/15/23         850,000         917,575
Madison Cty., NE Hosp. Auth. #001 (Faith Regl.
Hlth. Svcs.) Rev. ASGUA......................................    NR/AA      5.350    07/01/18         250,000         260,207
NE Educ. Finance Auth. (Concordia Teachers College) Rev. ....    NR/NR      5.900    12/15/15         100,000         100,250
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC..........   Aaa/AAA     5.950    01/01/11         300,000         329,532
NE Educ. Finance Auth. (Midland Lutheran College) Rev. G.O...    NR/NR      5.550    06/15/18         500,000         515,915
NE Educ. Finance Auth. (Wesleyan Univ.)
Rev. Radian Insured..........................................    NR/AA      5.500    04/01/27       1,000,000       1,019,140
NE Hgr. Educ. Loan Program B Rev. MBIA.......................   Aaa/AAA     6.000    06/01/28         100,000         105,453
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA..........   Aaa/AAA     6.400    06/01/13         300,000         321,687
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA..........   Aaa/AAA     6.450    06/01/18         400,000         454,072
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA..........   Aaa/AAA     6.250    06/01/18         800,000         915,360
*NE Hgr. Educ. Loan Program Student Loan MBIA................   Aaa/AAA     5.875    06/01/14       1,350,000       1,447,821
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.....  Aa-3/AA-     5.125    12/01/17         200,000         204,648
NE Invmt. Finance Auth. (Childrens Healthcare Svcs)
Facs. Rev. ..................................................   Aaa/AAA     5.500    08/15/17         410,000         441,242
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.)
Rev. AMBAC...................................................   Aaa/AAA     5.500    08/15/27       1,000,000       1,045,210
NE Invmt. Finance Auth. (Great Plains Regl.
Medl. Ctr.) ASGUA............................................    NR/AA      5.450    11/15/17         400,000         422,856
NE Invmt. Finance Auth. (Great Plains Regl.
Medl. Ctr.) Rev. ASGUA.......................................    NR/AA      6.500    05/15/14         300,000         326,028
NE Invmt. Finance Auth. (Muirfield Greens)
Multifamily Rev. FHA.........................................    Aa/NR      6.800    12/01/15         315,000         332,905
NE Invmt. Finance Auth. (Muirfield Greens)
Multifamily Rev. FHA.........................................    Aa/NR      6.850    12/01/25         525,000         553,613
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev. .......   Aaa/AAA     5.600    04/01/07         165,000         171,631
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA...........    NR/AAA     6.200    06/01/28         495,000         525,537
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA...........    NR/AAA     6.000    06/01/17         465,000         502,242
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA...........    NR/AAA     6.100    06/01/29         500,000         531,680
*NE Invmt. Finance Auth. Single Family Hsg. Rev. ............    NR/AAA     6.600    09/01/20         430,000         467,509
*NE Invmt. Finance Auth. Single Family Hsg. Rev. ............    NR/AAA     6.300    09/01/28       1,105,000       1,189,533
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll. .......    NR/AAA     6.300    03/01/17         110,000         118,692
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA.....    NR/AAA     6.500    09/01/18         400,000         441,372
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/VA.......    NR/AAA     6.150    03/01/09         100,000         104,507
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA....    NR/AAA     6.400    09/01/26         250,000         268,950
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA.........    NR/AAA     6.200    09/01/17         250,000         271,605
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA.........    NR/AAA     6.250    03/01/21         300,000         321,840
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA....    NR/AAA     6.250    09/01/28         165,000         177,215
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA....    NR/AAA     6.300    09/01/30         230,000         250,537
NE Invmt. Finance Auth. Single Family Hsg. Rev. VA/FNMA......    NR/AAA     7.300    09/01/26         190,000         207,355
Northeast NE Juvenile Svcs. (Detention) 1st Mrtge. Rev. .....    NR/NR      6.375    06/01/17         770,000         823,076
Omaha, NE (Riverfront Project) Special Obligation............    Aa/AA      5.500    02/01/29       1,000,000       1,050,660
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev. ...  Aa-1/AA+     5.700    09/15/15         750,000         818,985
Omaha, NE Public Power Dist. Elec. Syst. Rev. ...............    Aa/AA      5.200    02/01/22         500,000         511,180
Omaha, NE Public Power Dist. Elec. Syst. Rev. ...............    NR/AA      6.000    02/01/15         330,000         375,055
Omaha, NE Public Power Dist. Elec. Syst. Rev. ...............    Aa/NR      6.200    02/01/17         650,000         764,069
Platte Cty., NE School Dist. #001 (Columbus)
G.O. Bank Qualified..........................................     A/NR      5.000    12/15/19         250,000         253,105
Sarpy Cty., NE SID #052 (Prairie Corners) G.O. ..............    NR/NR      6.000    10/01/17         300,000         300,750
Sarpy Cty., NE SID #142 (Fairview) G.O. Ref. ................    NR/NR      5.850    08/15/17         100,000         100,355
Saunders Cty., NE SD #039 (Wahoo Public Schools) ............    NR/NR      6.000    12/15/20         250,000         266,247
Univ. of NE Board of Regents Lincoln Parking.................  Aa-3/A-      5.800    06/01/20         620,000         672,886
York, NE Sewer Syst. Rev. ...................................    NR/NR      6.000    06/01/17         100,000         101,760
                                                                                                                -------------

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $34,061,149) ............................................................ $  36,316,190
                                                                                                                -------------
SHORT-TERM SECURITIES (3.8%)
 Wells Fargo National Tax-Free Money Market.................................................................... $   1,312,500
 Dreyfus Tax-Exempt Cash Management No. 2......................................................................        99,135
                                                                                                                -------------
TOTAL SHORT-TERM SECURITIES (COST: $1,411,635) ................................................................ $   1,411,635
                                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $35,472,784) ........................................................... $  37,727,825
OTHER ASSETS LESS LIABILITIES..................................................................................      (455,189)
                                                                                                                -------------
NET ASSETS..................................................................................................... $  37,272,636
                                                                                                                =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS  JULY 31, 2002
------------------------------------

STATEMENT OF ASSETS AND LIABILITIES JULY 31, 2002
-------------------------------------------------
ASSETS
     Investment in securities, at value (cost: $35,472,784) ............  $  37,727,825
     Accrued interest receivable........................................        491,527
     Variation margin on futures........................................        208,125
     Receivable for fund shares sold....................................        200,000
     Accrued dividends receivable.......................................            643
     Prepaid expenses...................................................          3,067
                                                                          -------------
        Total Assets....................................................  $  38,631,187
                                                                          -------------
LIABILITIES
     Dividends payable..................................................  $     151,453
     Accrued expenses...................................................         13,623
     Security purchase payable..........................................      1,014,890
     Payable for fund shares redeemed...................................        158,603
     Disbursements in excess of demand deposit cash.....................         19,982
                                                                          -------------
        Total Liabilities...............................................  $   1,358,551
                                                                          -------------

NET ASSETS..............................................................  $  37,272,636
                                                                          =============
NET ASSETS ARE REPRESENTED BY:
     Paid-in capital....................................................  $  37,717,661
     Accumulated undistributed net realized gain (loss) on
     investments........................................................     (2,700,066)
     Unrealized appreciation on investments.............................      2,255,041
                                                                          -------------
        Total amount representing net assets applicable to
        3,336,190 outstanding shares of no par common
        stock (unlimited shares authorized) ............................  $  37,272,636
                                                                          =============
Net asset value per share...............................................  $       11.17
                                                                          =============


The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the year ended July 31, 2002
--------------------------------
INVESTMENT INCOME
     Interest...........................................................  $   2,025,808
     Dividends..........................................................         15,596
                                                                          -------------
         Total Investment Income........................................  $   2,041,404
                                                                          -------------
EXPENSES
     Investment advisory fees...........................................  $     190,771
     Service fees.......................................................         95,385
     Transfer agent fees................................................         50,103
     Accounting service fees............................................         43,259
     Custodian fees.....................................................          7,184
     Transfer agent out-of-pockets......................................          4,314
     Professional fees..................................................          6,807
     Reports to shareholders............................................          3,803
     Trustees fees......................................................          3,482
     Registration and filing fees.......................................          5,595
     Insurance expense..................................................          2,468
                                                                          -------------
         Total Expenses.................................................  $     413,171
     Less expenses waived or absorbed
     by the Fund's manager..............................................        (99,292)
                                                                          -------------
         Total Net Expenses.............................................  $     313,879
                                                                          -------------
NET INVESTMENT INCOME...................................................  $   1,727,525
                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions............................................  $     131,856
     Futures transactions...............................................       (727,975)
     Net change in unrealized appreciation (depreciation) of:
     Investments........................................................        410,380
                                                                          -------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures........................................  $    (185,739)
                                                                          -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............................................  $   1,541,786
                                                                          =============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS JULY 31, 2002
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the year ended July 31, 2002 and the year ended July 31, 2001
-----------------------------------------------------------------
                                                                                  For The                 For The
                                                                                Year Ended              Year Ended
                                                                               July 31, 2002           July 31, 2001
                                                                              ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income..................................................  $    1,727,525          $    1,852,559
     Net realized gain (loss) on investment and futures transactions........        (596,119)               (158,911)
     Net change in unrealized appreciation (depreciation)
     on investments and futures.............................................         410,380               1,971,208
                                                                              ---------------------------------------
        Net Increase (Decrease) in Net Assets Resulting From Operations.....  $    1,541,786          $    3,664,856
                                                                              ---------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.51 and $.53 per share, respectively) ...............................  $   (1,724,430)         $   (1,852,559)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.00 per share, respectively) ..........               0                       0
                                                                              --------------------------------------
        Total Dividends and Distributions...................................  $   (1,724,430)         $   (1,852,559)
                                                                              --------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares...........................................  $    4,693,840          $    2,977,511
     Proceeds from reinvested dividends.....................................       1,177,463               1,294,901
     Cost of shares redeemed................................................      (6,973,707)             (5,698,388)
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions.....................................  $   (1,102,404)         $   (1,425,976)
                                                                              --------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................  $   (1,285,048)         $      386,321

NET ASSETS, BEGINNING OF PERIOD.............................................      38,557,684              38,171,363
                                                                              --------------------------------------
NET ASSETS, END OF PERIOD...................................................  $   37,272,636          $   38,557,684
                                                                              ======================================


The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS JULY 31, 2002
-------------------------------------------

Note 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the year ended July 31, 2002, 100% were exempt from federal income taxes.

          The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2002 totaling $2,683,905, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.


          Year         Unexpired Capital Losses
          ----         ------------------------
          2003                  317,379
          2004                  415,126
          2005                  616,730
          2006                  383,905
          2007                        0
          2008                  199,861
          2009                  158,911
          2010                  591,993


          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On
          August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $14,098 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain
          (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts.
          These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At July 31, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:

|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|                     |                    |   Number of Futures   |    Valuation as of    |   Realized Appreciation    |
|Contracts to Sell    | Expiration Date    |       Contracts       |     July 31, 2002     |      (Depreciation)        |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
                                                                                                                        |
|U.S. Treasury Bonds  |    09/2002         |         100           |        $208,125       |        ($219,127)          |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of July 31, 2002, there were unlimited shares of no par authorized; 3,336,190 and 3,434,173 shares were outstanding at July 31, 2002 and July 31, 2001, respectively.

          Transactions in capital shares were as follows:

                                                               Shares
                                                               ------
                                                     For The             For The
                                                   Year Ended          Year Ended
                                                  July 31, 2002       July 31, 2001
                                                 ----------------------------------
Shares sold......................................    416,460              271,177
Shares issued on reinvestment of dividends.......    104,347              118,100
Shares redeemed..................................   (618,790)            (519,190)
                                                 ----------------------------------
Net increase (decrease) .........................   (97,983)             (129,913)
                                                 ==================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $185,376 of investment advisory fees after partial waiver for the year ended July 31, 2002. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 2002, no commissions were earned by ND Capital, Inc.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $1,488 of service fee expenses after partial waiver for the year ended July 31, 2002.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $50,103 of transfer agency fees for the year ended July 31, 2002. The Fund has a payable to ND Resources, Inc. of $4,462 at July 31, 2002, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $43,259 of accounting service fees for the year ended
          July 31, 2002. The Fund has a payable to ND Resources, Inc. of $3,872 at July 31, 2002 for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,796,433 and $7,097,706, respectively, for the year ended July 31, 2002.

Note 6.   INVESTMENT IN SECURITIES
          At July 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $35,472,784. The net unrealized appreciation of investments based on the cost was $2,255,041, which is comprised of $2,255,041 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                                For The          For The          For The          For The          For The
                                              Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                             July 31, 2002    July 31, 2001    July 31, 2000    July 30, 1999    July 31, 1998
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........$   11.23        $   10.71        $   11.01        $   11.13        $   11.26
                                             ---------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income...................$     .51        $     .53        $     .54        $     .54        $     .56
     Net realized and unrealized gain
     (loss) on investment and
     futures transactions....................     (.06)             .52             (.30)            (.12)            (.13)
                                             ---------------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations...........................$     .45        $    1.05        $     .24         $    .42        $     .43
                                             ---------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income....$    (.51)       $    (.53)       $    (.54)        $   (.54)       $    (.56)
     Distributions from net capital gains....      .00              .00              .00              .00              .00
                                             ---------------------------------------------------------------------------------
        Total Distributions..................$    (.51)       $    (.53)       $    (.54)        $   (.54)       $    (.56)
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............$   11.17        $   11.23        $   10.71         $  11.01        $   11.13
                                             =================================================================================
Total Return.................................     4.06%(A)        10.02%(A)         2.28%(A)         3.82%(A)         3.95%(A)



RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) .........................$    37,273      $   38,558       $   38,171        $   41,943      $   26,318
     Ratio of net expenses (after expense
     assumption) to average net assets.......     0.82%(B)         0.78%(B)         0.75%(B)         0.70%(B)         0.63%(B)
     Ratio of net investment income to
     average net assets......................     4.52%            4.82%            5.02%            4.83%            5.06%
     Portfolio turnover rate.................    13.08%           16.89%           11.42%           12.58%           26.36%

(A)   Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) or Ranson Capital Corporation assumed/ waived expenses of $99,292, $113,493, $124,718, $119,949, and $51,233,
respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.08%, 1.08%, 1.07%, 1.10%, and 0.81%, respectively.

The accompanying notes are an integral part of these financial statements.



TAX INFORMATION
For The Year Ended July 31, 2002 (Unaudited)
--------------------------------------------

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:


DIVIDENDS AND DISTRIBUTIONS PER SHARE
-------------------------------------

To Shareholders                                   From Net               From Net Realized           From Net Realized
of Record                Payment Date         Investment Income          Short-Term Gains            Long-Term Gains
-----------------------------------------------------------------------------------------------------------------------
August 30, 2001          August 31, 2001        $  .043687                      -                          -
September 27, 2001       September 28, 2001        .041173                      -                          -
October 30, 2001         October 31, 2001          .046178                      -                          -
November 29, 2001        November 30, 2001         .043151                      -                          -
December 28, 2001        December 31, 2001         .042919                      -                          -
January 30, 2002         January 31, 2002          .042103                      -                          -
February 27, 2002        February 28, 2002         .041875                      -                          -
March 27, 2002           March 28, 2002            .039583                      -                          -
April 29, 2002           April 30, 2002            .044807                      -                          -
May 30, 2002             May 31, 2002              .041081                      -                          -
June 27, 2002            June 28, 2002             .039267                      -                          -
July 30, 2002            July 31, 2002             .044762                      -                          -


Shareholders should consult their tax advisors.



INDEPENDENT AUDITOR'S REPORT
-----------------------------

To the Shareholders and Board of Trustees of The Nebraska Municipal Fund

We have audited the accompanying statement of assets and liabilities of The Nebraska Municipal Fund (one of the portfolios constituting Ranson Managed Portfolios), including the schedule of investments, as of July 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Nebraska Municipal Fund of the Ranson Managed Portfolios as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period than ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota   USA
September 5, 2002





THE OKLAHOMA MUNICIPAL FUND
---------------------------

DEAR SHAREHOLDER:

We are pleased to enclose the annual report of operations for The Oklahoma Municipal Fund (the "Fund") for the year ended July 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Wall Street remains mired in gloom with equities in danger of delivering a third consecutive year of negative total returns for the first time since the Great Depression (excluding the WWII years). The stock market has tried to rally several times, but the rallies have been cut short by corporate scandal, accounting irregularities, and a lack of consumer confidence in corporate America.

Most recent economic data shows the U.S. economy is recovering from a mild recession. Leading indicators of growth are in expansionary territory, labor market conditions are improving and housing activity remains strong. The uncertainty going forward is whether the weak stock market will undermine consumer confidence and delay an upturn in corporate spending. The dollar also adds a major element of potential instability. A declining currency can help U.S. corporate profits and thus economic growth, but financial markets could be volatile if expectations of continued dollar weakness cause foreign investors to stop buying U.S. assets.

The interest markets throughout this period have displayed signs of volatility. As fears of corporate and accounting irregularities weakened the equity markets, rates trended down as investors sought safety in U.S. Treasuries and as various leading economic indicators showed signs the economy was recovering, rates trended up in fears of Federal Reserve action.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio, with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. Portfolio quality for the year ended July 31, 2002 were represented as follows: AAA 50.0%, AA 13.4%, A 11.1%, BBB 11.6%, and NR 13.9%. High quality current income exempt from Federal and Oklahoma income tax remain the primary objectives of the Fund.


Sincerely,




Monte L. Avery                                  Robert E. Walstad
Chief Portfolio Strategist                      President






TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


PERFORMANCE & COMPOSITION
-------------------------

PORTFOLIO QUALITY RATINGS
-------------------------
(based on Total Long-Term Investments)
[Pie Chart]
AAA                           50.0%
AA                            13.4%
A                             11.1%
BBB                           11.6%
NR                            13.9%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

PORTFOLIO MARKET SECTORS
------------------------
[Pie Chart]
(as a % of Net Assets)
S-School                      45.5%
HC-Health Care                15.4%
O-Other                       10.7%
U-Utilities                    9.7%
G-Government                   6.5%
H-Housing                      5.2%
T-Transportation               3.9%
W/S-Water/Sewer                3.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change

                                     COMPARATIVE INDEX GRAPH
                                     -----------------------
[Line Graph]
Comparison of change in value of a $10,000 investment in The Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

                  The Oklahoma Municipal         The Oklahoma Municipal               Lehman Brothers
                  Fund w/o sales charge         Fund w/ max sales charge            Municipal Bond Index
                  --------------------------------------------------------------------------------------
09/25/1996                $10,000                        $ 9,575                          $10,000
1997                      $10,779                        $10,321                          $11,027
1998                      $11,186                        $10,711                          $11,687
1999                      $11,662                        $11,166                          $12,024
2000                      $11,648                        $11,153                          $12,542
2001                      $12,787                        $12,243                          $13,808
2002                      $13,484                        $12,911                          $14,735


                                              AVERAGE ANNUAL TOTAL RETURNS

                                             For periods ending July 31, 2002
                                             --------------------------------
                                                                                        Since Inception
                                    1 year          5 year          10 year           (September 25, 1996)
----------------------------------------------------------------------------------------------------------
Without sales charge                 5.46%           4.58%            N/A                     5.24%
With sales charge (4.25%)            0.97%           3.68%            N/A                     4.46%

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


KEY STATISTICS
--------------

07-31-2001 NAV (share value)               $11.47
07-31-2002 NAV                             $11.54
Average Maturity                           19.9 years
Number of Issues                           61
Total Net Assets                           $21,994,736


MANAGEMENT OF THE FUNDS

   The Board of Ranson Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. The remaining Trustee and executive officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.


INDEPENDENT TRUSTEES

                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Trustee          Since January     Retired; Attorney; Director,         9            Director, First
904 NW 27th                                   1996         Integrity Mutual Funds, Inc.                      Western Bank
Minot, ND 58703                                            (formerly known as ND Holdings,                   & Trust
81                                                         Inc.) (May 1988 to August 1994),
                                                           ND Insured Income Fund, Inc.
                                                           (December 1994 to August 1999),
                                                           ND Tax-Free Fund, Inc. (since
                                                           December 1994), Montana Tax-Free
                                                           Fund, Inc. (since December 1994),
                                                           South Dakota Tax-Free Fund, Inc.
                                                           (since December 1994), Integrity
                                                           Fund of Funds, Inc., and Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

Orlin W. Backes         Trustee         Since January      Attorney, McGee, Hankla, Backes      9            Director, First
15 2nd Ave., SW -                            1996          & Dobrovolny, P.C.; Director,                     Western Bank
Ste. 305                                                   ND Tax-Free Fund, Inc. (since                     & Trust
Minot, ND 58701                                            April 1995), ND Insured Income Fund,
67                                                         Inc. (March 1995 to August 1999),
                                                           Montana Tax-Free Fund, Inc. (since
                                                           April 1995), South Dakota Tax-Free
                                                           Fund, Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.
                                                           (since April 1995), Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since September 1998); Director,
                                                           First Western Bank & Trust.

R. James Maxson         Trustee          Since January     Attorney, McGee, Hankla, Backes      9            None
15 2nd Ave., SW -                             1999         & Dobrovolny, P.C. (since April
Ste. 305                                                   2000); Attorney, Farhart, Lian
Minot, ND 58701                                            and Maxson, P.C. (March 1976 to
54                                                         March 2000); ND Tax-Free Fund,
                                                           Inc. (since January 1999), Montana
                                                           Tax-Free Fund, Inc. (since January
                                                           1999), South Dakota Tax-Free Fund,
                                                           Inc. (since January 1999),
                                                           Integrity Fund of Funds, Inc.
                                                           (since January 1999), Integrity
                                                           Small-Cap Fund of Funds, Inc.
                                                           (since January 1999).

-----------------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.



The Interested Trustee and executive officers of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

                                                                                           Number of             Other
                                                                                           Portfolios        Directorships
Name, Address        Position(s) Held       Term and       Principal Occupation(s)       Overseen In The      Held Outside
  and Age            with Registrant     Length Served     During Past 5 Years            Fund Complex *    The Fund Complex
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist        Vice President    Since January    Attorney; Director and Vice          5            Director, ARM
1 North Main            and Secretary          1996        President, Integrity Mutual Funds,                Securities
Minot, ND 58703                                            Inc. (formerly known as ND Holdings,              Corporation
68                                                         Inc.); Director, Vice President
                                                           and Secretary, ND Money
                                                           Management, Inc., ND Capital,
                                                           Inc., ND Resources, Inc., ND
                                                           Tax-Free Fund, Inc., ND Insured
                                                           Income Fund, Inc. (November 1990
                                                           to August 1999), Montana Tax-Free
                                                           Fund, Inc., South Dakota Tax-Free
                                                           Fund, Inc. (since April 1995),
                                                           Integrity Fund of Funds, Inc.,
                                                           Integrity Small-Cap Fund of Funds,
                                                           Inc. (since September 1998), The
                                                           Ranson Company, Inc. (January 1996
                                                           to February 1997), Ranson Capital
                                                           Corporation (since January 1996);
                                                           Director, ARM Securities Corporation
                                                           (since May 2000).

**Robert E. Walstad     Trustee,         Since January     Director and President (September    9            Director, ARM
1 North Main            Chairman,             1996         1987 to October 2001),                            Securities
Minot, ND 58703         President,                         Integrity Mutual Funds, Inc.                      Corporation;
57                      and Treasurer                      (formerly known as ND Holdings,                   Director, Magic
                                                           Inc.); Director, President and                    Internet
                                                           Treasurer, ND Money Management,                   Services,
                                                           Inc., ND Capital, Inc., ND                        Inc.; Director,
                                                           Resources, Inc., ND Tax-Free                      Capital Financial
                                                           Fund, Inc., ND Insured Income Fund,               Services, Inc.
                                                           Inc. (November 1990 to August 1999),
                                                           Montana Tax-Free Fund, Inc., South
                                                           Dakota Tax-Free Fund, Inc., Integrity
                                                           Fund of Funds, Inc., Integrity Small-
                                                           Cap Fund of Funds, Inc.; Trustee,
                                                           Chairman, President, and Treasurer,
                                                           Ranson Managed Portfolios; Director,
                                                           President, CEO, and Treasurer, The
                                                           Ranson Company, Inc. (January 1996
                                                           to February 1997), and Ranson
                                                           Capital Corporation; Director
                                                           (since October 1999), President
                                                           (October 1999 to October 2001),
                                                           Magic Internet Services, Inc.;
                                                           Director (since May 2000), President
                                                           (May 2000 to October 2001), ARM
                                                           Securities Corporation; Director,
                                                           CEO, Chairman, Capital Financial
                                                           Services, Inc. (since January 2002).
----------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Trustees and/or executive officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request by calling Ranson Capital Corporation at (800) 276-1262.



SCHEDULE OF INVESTMENTS JULY 31, 2002
-------------------------------------

NAME OF ISSUER                                                  Rating
Percentages represent the market value of each                (Unaudited)  Coupon                    Principal       Market
investment category to total net assets                       Moody's/S&P   Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (94.4%)
Claremore, OK Student Hsg. Rev. (Rogers University) ACA......    NR/A       5.750%   09/01/34   $     500,000   $     514,115
Eastern OK Board of Regents (State College)
Student Facs. Rev. ..........................................    NR/NR      6.100    06/01/17         150,000         163,659
Edmond Economic Dev. Auth., OK Student Hsg. Rev. ............ Baa-3/NR      5.375    12/01/19         100,000          95,980
#Edmond Economic Dev. Auth., OK Student Hsg. Rev. ........... Baa-3/NR      5.500    12/01/28         865,000         813,100
*Grand River Dam Auth., OK Rev. AMBAC........................   Aaa/AAA     6.250    06/01/11         210,000         249,161
Grand River Dam Auth., OK Rev. Ref. AMBAC....................   Aaa/AAA     5.500    06/01/13         400,000         453,740
Jackson Cty., OK Sales Tax Rev. AMBAC........................   Aaa/AAA     5.000    10/01/22         500,000         498,065
Mannford Public Works Auth. .................................    NR/BBB+    6.000    04/01/27         300,000         306,201
Mannford Public Works Auth. .................................    NR/BBB+    5.900    04/01/32         250,000         254,027
Norman, OK (Regl. Hospital) Auth. Asset Guaranty.............    NR/AA      5.250    09/01/16         180,000         186,086
OK Agric. & Mech. Colleges (OK St. Univ.)
Athletic Facs. AMBAC.........................................   Aaa/NR      5.000    08/01/24         300,000         304,818
*OK Board of Regents (Oklahoma City Community College)
Student Rev. AMBAC...........................................   Aaa/AAA     5.550    07/01/22         750,000         803,895
OK Board of Regents (Univ. of Central Oklahoma) AMBAC........   Aaa/AAA     5.600    08/01/20         150,000         163,114
OK Board of Regents (Univ. of Central Oklahoma) AMBAC........   Aaa/AAA     5.700    08/01/25         390,000         423,130
OK Board of Regents (Univ. of Oklahoma)
Athletic Fac. Rev. MBIA......................................   Aaa/NR      5.250    06/01/26         500,000         508,840
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC....   Aaa/AAA     5.000    05/01/18         500,000         527,940
OK Capital Impvt. Auth. (State Fac.) Rev. MBIA...............   Aaa/AAA     5.500    09/01/19         100,000         108,935
OK Capital Impvt. Auth. (State Office Building) Rev. ........   A-1/NR      5.500    10/01/16         105,000         114,063
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA...   Aaa/AAA     5.100    03/01/16         140,000         149,104
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA...   Aaa/AAA     5.150    03/01/21         100,000         103,317
OK Devl. Finance Auth. (Central OK Univ.) ...................  Aa-3/NR      5.300    12/01/18         100,000         103,775
OK Devl. Finance Auth. (Comanche County Hosp.) ..............    NR/BBB-    5.625    07/01/09         105,000         107,440
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA....   Aaa/NR      5.600    03/01/15         280,000         305,183
#OK Devl. Finance Auth. (Hillcrest Healthcare Syst.)
Rev. Ref. ...................................................    NR/NR      5.625    08/15/19       1,000,000         750,000
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.)
Rev. Ref. ...................................................    NR/NR      5.625    08/15/29         295,000         218,300
OK Devl. Finance Auth. (Integris Baptist Medical Center)
AMBAC........................................................   Aaa/AAA     5.600    06/01/20         250,000         269,252
OK Devl. Finance Auth. (Langston Univ. Athletic Facs.) Rev...    NR/NR      5.250    12/01/23         500,000         492,385
*OK Devl. Finance Auth. (Oklahoma City Univ.)
Rev. Ref. AMBAC..............................................   Aaa/AAA     5.125    06/01/17         555,000         589,821
OK Devl. Finance Auth. (Seminole State College) .............    NR/AA      5.125    12/01/27         150,000         149,250
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. .......    NR/NR      6.200    11/01/07         100,000         106,456
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. .......    NR/NR      6.500    11/01/13          75,000          80,107
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. .......    NR/NR      5.750    03/01/13         400,000         431,072
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. ......    NR/NR      6.000    03/01/18         600,000         639,462
OK Devl. Finance Auth. (St. Ann's Retirement Village)
Rev. MBIA....................................................   Aaa/NR      5.000    12/01/28         500,000         490,980
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. ....  Aa-3/AA      5.750    02/15/25         500,000         541,645
*OK Devl. Finance Auth. (Tulsa Vo. Tech. Dist. Prj.)
Public Facs. Rev. AMBAC......................................   Aaa/AAA     5.100    08/01/15         750,000         800,760
OK Housing Finance Agency Single Family Homeownership........   Aaa/NR      5.250    09/01/21         195,000         197,993
*OK Housing Finance Agency Single Family
Homeownership GNMA...........................................   Aaa/NR      5.375    03/01/20         740,000         755,325
OK Housing Finance Agency Single Family
Homeownership GNMA/FNMA......................................   Aaa/NR      5.850    09/01/20         170,000         180,710
OK State Indl. Finance Auth. G.O. ...........................  Aa-3/NR      5.000    04/01/13         150,000         156,630
*OK State Indl. Finance Auth. G.O. ..........................  Aa-3/NR      6.050    02/01/15         285,000         313,816
OK State Municipal Power Auth. Rev. MBIA.....................   Aaa/AAA     5.750    01/01/24         550,000         618,211
*OK State Student Loan Auth. ................................   Aaa/AAA     5.625    06/01/31         600,000         622,926
OK State Unlimited Tax G.O. .................................  Aa-3/AA      5.200    07/15/16         460,000         496,335
OK State Unlimited Tax G.O. .................................  Aa-3/AA      5.200    07/15/18         145,000         156,177
OK State Water (Loan Program) Rev. ..........................    NR/AA      6.250    10/01/12         125,000         129,306
OK State Water (Loan Program) Rev. ..........................    NR/AA      5.400    09/01/15         105,000         114,359
*OK State Water (Loan Program) Rev. .........................    NR/AA      5.100    09/01/16         415,000         437,373
Oklahoma Cty., OK Indl. Auth. (Benevolent Association) ......   Baa/NR      5.500    02/01/29         500,000         460,975
Oklahoma Cty., OK Indl. Auth. (Benevolent Association) Ref...   Baa/NR      6.150    01/01/11         100,000         106,331
Oklahoma Student Loan Auth. .................................     A/NR      6.350    09/01/25         280,000         294,980
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA...   Aaa/AAA     5.125    08/01/30         750,000         757,245
Payne Cty., OK Economic Dev. Auth. (Stillwater Prj.)
Student Hsg. Rev. ........................................... Baa-3/NR      6.375    06/01/30         250,000         264,750
Rural Enterprises, OK Inc. OK Govt. Fin.
(Cleveland Cty. Hlth.) MBIA..................................   Aaa/NR      5.000    11/01/21         250,000         246,932
Rural Enterprises, OK Inc. Okmulgee Student Hsg. Proj. ACA...    NR/A       5.750    12/01/30         250,000         262,475
Rural Enterprises, OK Inc. Okmulgee Student Hsg. Proj.
Series A ALA.................................................    NR/A       5.625    12/01/20         140,000         144,560
Rural Enterprises, OK Inc. Okmulgee Student Hsg. Proj.
Series A ACA.................................................    NR/A       5.700    12/01/25         220,000         227,883
Rural Enterprises, OK Inc. Student Hsg.
(Connors College) ACA........................................    NR/A       5.550    11/01/21         250,000         249,168
Rural Enterprises, OK Inc. USAOF Student Hsg. ACA............    NR/A       5.550    11/01/21         250,000         249,753
Rural Enterprises, OK Inc. USAOF Student Hsg. ACA............    NR/A       5.650    11/01/31         250,000         253,843
Sapulpa Municipal Authority Utility Rev. FSA.................   Aaa/AAA     5.125    01/01/32         250,000         247,875
                                                                                                                -------------
TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $20,314,771) ............................................................$  20,763,109
                                                                                                                -------------
SHORT-TERM SECURITIES (4.5%)
Wells Fargo National Tax-Free Money Market......................................................................$     760,000
Dreyfus Tax-Exempt Cash Management No. 2........................................................................      220,448
                                                                                                                -------------
TOTAL SHORT-TERM SECURITIES (COST: $980,448) ...................................................................$     980,448
                                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES (COST:  $21,295,219) ...........................................................$  21,743,557
OTHER ASSETS LESS LIABILITIES...................................................................................      251,179
                                                                                                                -------------
NET ASSETS......................................................................................................$  21,994,736
                                                                                                                =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) investments have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS  JULY 31, 2002
------------------------------------

STATEMENT OF ASSETS AND LIABILITIES JULY 31, 2002
-------------------------------------------------
ASSETS
     Investment in securities, at value (cost: $21,295,219) ............  $  21,743,557
     Accrued interest receivable........................................        338,459
     Accrued dividends receivable.......................................            733
     Receivable for fund shares sold....................................         80,000
     Prepaid expenses...................................................          2,019
     Receivable due from broker.........................................             50
     Variation margin on futures........................................        112,388
                                                                          -------------
        Total Assets....................................................  $  22,277,206
                                                                          -------------
LIABILITIES
     Payable for fund shares redeemed...................................  $     181,871
     Dividends payable..................................................         88,513
     Disbursements in excess of demand deposit cash.....................          1,413
     Accrued expenses...................................................         10,673
                                                                          -------------
        Total Liabilities...............................................  $     282,470
                                                                          -------------
NET ASSETS..............................................................  $  21,994,736
                                                                          =============

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital....................................................  $  22,230,460
     Accumulated undistributed net
     realized gain (loss) on investments................................       (684,062)
     Unrealized appreciation on investments.............................        448,338
                                                                          -------------
        Total amount representing net assets applicable to
        1,906,461 outstanding shares of no par common
        stock (unlimited shares authorized) ............................  $  21,994,736
                                                                          =============
Net asset value per share...............................................  $       11.54
                                                                          =============


The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
For the year ended July 31, 2002
--------------------------------
INVESTMENT INCOME
     Interest...........................................................  $   1,060,707
     Dividends..........................................................          8,515
                                                                          -------------
         Total Investment Income........................................  $   1,069,222
                                                                          -------------
EXPENSES
     Investment advisory fees...........................................  $     102,544
     Service fees.......................................................         51,272
     Transfer agent fees................................................         30,522
     Accounting service fees............................................         34,371
     Custodian fees.....................................................          4,656
     Registration and filing fees.......................................          2,401
     Transfer agent out-of-pocket expenses..............................            919
     Trustees fees......................................................          2,558
     Reports to shareholders............................................          1,948
     Amortization of organizational costs...............................          4,573
     Professional fees..................................................          5,864
     Insurance expense..................................................          1,561
                                                                          -------------
         Total Expenses.................................................  $     243,189
     Less expenses waived or absorbed
     by the Fund's manager..............................................       (137,514)
                                                                          -------------
         Total Net Expenses.............................................  $     105,675
                                                                          -------------
NET INVESTMENT INCOME...................................................  $     963,547
                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions............................................  $     (13,634)
     Futures transactions...............................................       (400,784)
     Net change in unrealized appreciation (depreciation) of:
     Investments........................................................        495,278
                                                                          -------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures........................................  $      80,860
                                                                          -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............................................  $   1,044,407
                                                                          =============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS JULY 31, 2002
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the year ended July 31, 2002 and the year ended July 31, 2001
-----------------------------------------------------------------
                                                                                  For The                 For The
                                                                                Year Ended              Year Ended
                                                                               July 31, 2002           July 31, 2001
                                                                              ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income..................................................  $      963,547          $      844,666
     Net realized gain (loss) on investment and futures transactions........        (414,418)                (83,784)
     Net change in unrealized appreciation (depreciation) on investments
     and futures............................................................         495,278                 811,229
                                                                              ---------------------------------------
        Net Increase (Decrease) in Net Assets Resulting From Operations.....  $    1,044,407          $    1,572,111
                                                                              ---------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.55 and $.57 per share, respectively) ...............................  $     (963,432)         $     (844,666)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.00 per share, respectively) ..........               0                       0
                                                                              ---------------------------------------
        Total Dividends and Distributions...................................  $     (963,432)         $     (844,666)
                                                                              ---------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares...........................................  $    7,011,154          $    2,179,149
     Proceeds from reinvested dividends.....................................         495,726                 440,159
     Cost of shares redeemed................................................      (3,723,814)             (1,077,878)
                                                                              --------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions.....................................  $    3,783,066          $    1,541,430
                                                                              --------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................  $    3,864,041          $    2,268,875

NET ASSETS, BEGINNING OF PERIOD.............................................      18,130,695              15,861,820
                                                                              --------------------------------------
NET ASSETS, END OF PERIOD...................................................  $   21,994,736          $   18,130,695
                                                                              ======================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS  JULY 31, 2002
--------------------------------------------

NOTE 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The
          Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          DEFERRED ORGANIZATION COSTS - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis beginning May 10, 1997.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the year ended July 31, 2002, 100% were exempt from federal income taxes.

          The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2002 totaling $683,921, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.



          Year          Unexpired Capital Losses
          ----          ------------------------
          2003                          0
          2004                          0
          2005                          0
          2006                          0
          2007                          0
          2008                    185,891
          2009                     83,784
          2010                    414,246


          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On
          August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $83 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain
          (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At July 31, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:

|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|                     |                    |   Number of Futures   |    Valuation as of    |   Realized Appreciation    |
|Contracts to Sell    | Expiration Date    |       Contracts       |     July 31, 2002     |      (Depreciation)        |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
                                                                                                                        |
|U.S. Treasury Bonds  |    09/2002         |          54           |        $112,388       |        ($117,417)          |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.   CAPITAL SHARE TRANSACTIONS
          As of July 31, 2002, there were unlimited shares of no par authorized; on July 31, 2002 and July 31, 2001, there were 1,906,461 and 1,580,526 shares outstanding, respectively.

          Transactions in capital shares were as follows:

                                                               Shares
                                                               ------
                                                     For The             For The
                                                   Year Ended          Year Ended
                                                  July 31, 2002       July 31, 2001
                                                 ----------------------------------
Shares sold......................................    605,354              193,208
Shares issued on reinvestment of dividends.......     42,815               39,238
Shares redeemed..................................   (322,234)             (95,871)
                                                 ----------------------------------
Net increase (decrease) .........................    325,935              136,575
                                                 ==================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $16,912 of investment advisory fees after partial waiver for the year ended July 31, 2002. Certain officers and trustees of the Fund are also officers and directors of the investment advisor.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the year ended July 31, 2002.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 2002, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $29,913 of transfer agent fees and expenses after partial waiver for the year ended July 31, 2002. The Fund has a payable to ND Resources, Inc. of $2,696 at July 31, 2002 for transfer agent fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $34,371 of accounting service fees for the year ended July 31, 2002. The Fund has a payable to ND Resources, Inc. of $3,097 at July 31, 2002, for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $5,813,983 and $3,116,693, respectively, for the year ended July 31, 2002.

Note 6.   INVESTMENT IN SECURITIES
          At July 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $21,295,219. The net unrealized appreciation of investments based on the cost was $448,338, which is comprised of $850,376 aggregate gross unrealized appreciation and $402,038 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                                For The          For The          For The          For The          For The
                                              Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                             July 31, 2002    July 31, 2001    July 31, 2000    July 30, 1999    July 31, 1998
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........$   11.47        $   10.99        $   11.61        $   11.68        $   11.86
                                             ---------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income...................$     .55        $     .57        $     .57        $     .56        $     .60
     Net realized and unrealized gain
     (loss) on investment and
     futures transactions....................      .07              .48             (.59)            (.07)            (.16)
                                             ---------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations................$     .62        $    1.05        $    (.02)       $     .49        $     .44
                                             ---------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income....$    (.55)       $    (.57)       $    (.57)       $    (.56)       $    (.60)
     Distributions from net capital gains....      .00              .00             (.03)             .00             (.02)
                                             ---------------------------------------------------------------------------------
        Total Distributions..................$    (.55)       $    (.57)       $    (.60)       $    (.56)       $    (.62)
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............$   11.54        $   11.47        $   10.99        $   11.61        $   11.68
                                             =================================================================================
Total Return.................................     5.46%(A)         9.78%(A)        (0.12%)(A)        4.25%(A)         3.81%(A)



RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) .........................$   21,995       $   18,131       $   15,862       $   16,135       $   11,335
     Ratio of net expenses (after expense
     assumption) to average net assets.......     0.51%(B)         0.43%(B)         0.44%(B)         0.36%(B)         0.20%(B)
     Ratio of net investment income to
     average net assets......................     4.69%            5.06%            5.08%            4.74%            5.08%
     Portfolio turnover rate.................    15.77%           12.24%           20.89%           32.09%           53.32%

(A)    Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) or Ranson Capital Corporation assumed/ waived expenses of $137,514, $133,456, $127,129, $133,089, and $53,180,
respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.19%, 1.23%, 1.22%, 1.23%, and 1.14%, respectively.


The accompanying notes are an integral part of these financial statements.


TAX INFORMATION
FOR THE YEAR ENDED JULY 31, 2002 (UNAUDITED)
--------------------------------------------
We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:


DIVIDENDS AND DISTRIBUTIONS PER SHARE
-------------------------------------

To Shareholders                                   From Net               From Net Realized           From Net Realized
of Record                Payment Date         Investment Income          Short-Term Gains            Long-Term Gains
-----------------------------------------------------------------------------------------------------------------------
August 30, 2001          August 31, 2001        $  .046908                      -                          -
September 27, 2001       September 28, 2001        .043100                      -                          -
October 30, 2001         October 31, 2001          .049107                      -                          -
November 29, 2001        November 30, 2001         .045558                      -                          -
December 28, 2001        December 31, 2001         .045758                      -                          -
January 30, 2002         January 31, 2002          .045184                      -                          -
February 27, 2002        February 28, 2002         .045634                      -                          -
March 27, 2002           March 28, 2002            .042223                      -                          -
April 29, 2002           April 30, 2002            .047772                      -                          -
May 30, 2002             May 31, 2002              .045226                      -                          -
June 27, 2002            June 28, 2002             .042412                      -                          -
July 30, 2002            July 31, 2002             .047061                      -                          -


Shareholders should consult their tax advisors.


INDEPENDENT AUDITOR'S REPORT
----------------------------
To the Shareholders and Board of Trustees of The Oklahoma Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Oklahoma Municipal Fund (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments as of July 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oklahoma Municipal Fund of the Ranson Managed Portfolios as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
September 5, 2002